UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				      FORM N-Q

		   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-05641
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                        The Park Avenue Portfolio
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     John H. Walter                           Thomas G. Sorell
     The Park Avenue Portfolio                The Park Avenue Portfolio
     7 Hanover Square                         7 Hanover Square
     New York, N.Y. 10004                     New York, N.Y. 10004

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			(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
-----------------------------------------------------------------------

 		Date of reporting period:  September 30, 2006
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The Guardian Park Avenue Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 99.8%
Aerospace and Defense - 2.7%
    165,900         Boeing Co.                      $      13,081,215
    133,100         General Dynamics Corp.                  9,539,277

                                                           22,620,492

Biotechnology - 1.3%
    154,500         Gilead Sciences, Inc.*                 10,614,150

Capital Markets - 4.1%
    110,700         Goldman Sachs Group, Inc.              18,727,119
    153,800         Legg Mason, Inc.                       15,512,268

                                                           34,239,387

Chemicals - 1.5%
    203,000         Dow Chemical Co.                        7,912,940
    105,100         Rohm & Haas Co.                         4,976,485

                                                           12,889,425

Commercial Banks - 2.2%
    625,200         Synovus Financial Corp.                18,362,124

Commercial Services and Supplies - 0.5%
    129,300         Robert Half Int'l., Inc.                4,392,321

Communications Equipment - 3.2%
    297,800         Corning, Inc.*                          7,269,298
    506,800         Motorola, Inc.                         12,670,000
    372,100         Nokia Corp. ADR                         7,326,649

                                                           27,265,947

Computers and Peripherals - 5.2%
    344,700         Apple Computer, Inc.*                  26,552,241
    818,400         EMC Corp.*                              9,804,432
    198,100         Hewlett Packard Co.                     7,268,289

                                                           43,624,962

Consumer Finance - 4.6%
    313,000         Americredit Corp*                       7,821,870
    432,300         MasterCard, Inc. - Class A*            30,412,305

                                                           38,234,175

Diversified Financial Services - 3.5%
    632,200         J.P. Morgan Chase & Co.                29,688,112

Diversified Telecommunication Services - 4.9%
    927,897         AT & T, Inc.                           30,212,326
    250,600         BellSouth Corp.                        10,713,150

                                                           40,925,476

Electronic Equipment and Instruments - 1.1%
    322,100         Jabil Circuit, Inc.                     9,202,397

Energy Equipment and Services - 2.6%
    302,100         Transocean, Inc.*                      22,122,783

Food and Staples Retailing - 2.0%
    342,200         Wal-Mart Stores, Inc.                  16,877,304

Food Products - 3.5%
    295,700         Dean Foods Co.*                        12,425,314
    299,600         General Mills, Inc.                    16,957,360

                                                           29,382,674


Shares                                                         Value
---------------------------------------------------------------------
Health Care Providers and Services - 2.4%
    187,200         Caremark Rx, Inc.               $      10,608,624
    188,000         UnitedHealth Group, Inc.                9,249,600

                                                           19,858,224

Hotels, Restaurants and Leisure - 1.9%
    402,900         McDonald's Corp.                       15,761,448

Household Durables - 2.0%
    193,800         KB Home                                 8,488,440
    292,500         Newell Rubbermaid, Inc.                 8,283,600

                                                           16,772,040

Household Products - 0.8%
    113,100         Procter & Gamble Co.                    7,009,938

Independent Power Producers and Energy Traders - 1.5%
    620,700         AES Corp.*                             12,656,073

Industrial Conglomerates - 3.0%
    501,700         General Electric Co.                   17,710,010
    255,600         Tyco Int'l. Ltd.                        7,154,244

                                                           24,864,254

Information Technology Services - 1.9%
    512,400         Accenture Ltd. - Class A               16,248,204

Insurance - 6.9%
    272,700         American Int'l. Group, Inc.            18,069,102
    587,900         Aon Corp.                              19,912,173
    231,700         Fidelity National Financial, Inc.       9,650,305
    305,500         Genworth Financial, Inc. - Class A     10,695,555

                                                           58,327,135

Internet Software and Services - 2.1%
    349,100         eBay, Inc.*                             9,900,476
     11,500         Google, Inc. - Class A*                 4,621,850
    108,800         Yahoo! Inc.*                            2,750,464

                                                           17,272,790

Machinery - 3.2%
    290,700         Caterpillar, Inc.                      19,128,060
    202,200         Ingersoll-Rand Co. Ltd. - Class A       7,679,556

                                                           26,807,616

Media - 3.1%
    423,600         Grupo Televisa S.A. ADR                 9,005,736
    452,300         Viacom, Inc. - Class B*                16,816,514

                                                           25,822,250

Multiline Retail - 1.8%
    346,700         Federated Department Stores, Inc.      14,980,907

Oil, Gas and Consumable Fuels - 8.4%
    370,700         Chevron Corp.                          24,043,602
    220,600         Devon Energy Corp.                     13,930,890
    507,800         Enterprise Products Partners LP        13,583,650
    166,000         Exxon Mobil Corp.                      11,138,600
    163,000         Noble Energy, Inc.                      7,431,170

                                                           70,127,912

Pharmaceuticals - 9.7%
    478,900         Abbott Laboratories                    23,255,384
    125,700         AstraZeneca PLC ADR                     7,856,250

Shares                                                         Value
---------------------------------------------------------------------
    887,840         Pfizer, Inc.                    $      25,179,143
    492,500         Wyeth                                  25,038,700

                                                           81,329,477

Road and Rail - 1.7%
    194,300         Burlington Northern Santa Fe           14,269,392

Software - 1.8%
    560,900         Microsoft Corp.                        15,329,397

Specialty Retail - 0.9%
    219,100         Home Depot, Inc.                        7,946,757

Thrifts and Mortgage Finance - 1.7%
    212,400         Federal Home Loan Mortgage Corp.       14,088,492

Tobacco - 2.1%
    232,800         Altria Group, Inc.                     17,820,840

                    Total Common Stocks                   837,734,875
                    (Cost $751,084,804)

Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 0.3%
 $2,758,000         State Street Bank and Trust Co. $       2,758,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $2,759,168 at
                    5.08%, due 10/2/2006(1)
                    (Cost $2,758,000)

Total Investments - 100.1%                                840,492,875
(Cost $753,842,804)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.1)%                        -637,295

Net Assets - 100%                                   $     839,855,580

*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $2,745,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $2,817,056.

Glossary:
ADR - American Depositary Receipt.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes is substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $    111,109,230
Gross unrealized depreciation .................      (24,459,159)
					          --------------
Net unrealized appreciation ................... $     86,650,071
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS Large Cap Value Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 97.1%
Aerospace and Defense - 2.0%
      7,800         Lockheed Martin Corp.           $         671,268
     18,300         Northrop Grumman Corp.                  1,245,681

                                                            1,916,949

Air Freight and Logistics - 1.6%
     14,900         FedEx Corp.                             1,619,332

Auto Components - 3.1%
     17,400         BorgWarner, Inc.                          994,758
     28,600         Johnson Controls, Inc.                  2,051,764

                                                            3,046,522

Automobiles - 0.9%
     13,500         Harley-Davidson, Inc.                     847,125

Beverages - 1.2%
     24,300         Anheuser-Busch Cos., Inc.               1,154,493
      1,100         Constellation Brands, Inc. - Class A       31,658

                                                            1,186,151

Biotechnology - 0.7%
     10,800         Cephalon, Inc.*                           666,900

Building Products - 1.6%
     59,000         Masco Corp.                             1,617,780

Capital Markets - 8.5%
     60,400         Mellon Financial Corp.                  2,361,640
     64,100         Morgan Stanley                          4,673,531
     21,700         Northern Trust Corp.                    1,267,931

                                                            8,303,102

Commercial Banks - 9.5%
      8,600         City National Corp.                       576,716
     60,000         Fifth Third Bancorp                     2,284,800
     27,200         PNC Financial Svcs. Group               1,970,368
    124,200         Wells Fargo & Co.                       4,493,556

                                                            9,325,440

Diversified Financial Services - 10.9%
     33,356         Bank of America Corp.                   1,786,881
    100,900         Citigroup, Inc.                         5,011,703
     81,600         J.P. Morgan Chase & Co.                 3,831,936

                                                           10,630,520

Diversified Telecommunication Services - 2.5%
     65,900         AT & T, Inc.                            2,145,704
      5,567         Embarq Corp.                              269,276

                                                            2,414,980

Electric Utilities - 6.2%
     45,100         American Electric Power, Inc.           1,640,287
     41,000         Exelon Corp.                            2,482,140
     46,500         Northeast Utilities                     1,082,055
     35,900         Pepco Hldgs., Inc.                        867,703

                                                            6,072,185

Energy Equipment and Services - 3.1%
     23,000         ENSCO Int'l., Inc.                      1,008,090
     20,500         GlobalSantaFe Corp.                     1,024,795

Shares                                                         Value
---------------------------------------------------------------------
     36,700         Halliburton Co.                 $       1,044,115

                                                            3,077,000

Food and Staples Retailing - 2.2%
     32,600         Costco Wholesale Corp.                  1,619,568
     24,000         Kroger Co.                                555,360

                                                            2,174,928

Health Care Providers and Services - 3.8%
      8,400         Caremark Rx, Inc.                         476,028
     23,100         Medco Health Solutions, Inc.*           1,388,541
     37,600         UnitedHealth Group, Inc.                1,849,920

                                                            3,714,489

Hotels, Restaurants and Leisure - 0.3%
      9,520         Wyndham Worldwide Corp.*                  266,275

Information Technology Services - 1.2%
     36,400         Accenture Ltd. - Class A                1,154,244

Insurance - 6.2%
     24,000         Allstate Corp.                          1,505,520
     43,700         American Int'l. Group, Inc.             2,895,562
     18,800         Hartford Financial Svcs. Group, Inc.    1,630,900

                                                            6,031,982

Machinery - 2.5%
     43,200         Illinois Tool Works, Inc.               1,939,680
      8,100         PACCAR, Inc.                              461,862

                                                            2,401,542

Media - 5.0%
     55,700         News Corp. - Class A                    1,094,505
     20,300         Omnicom Group, Inc.                     1,900,080
     79,000         The DIRECTV Group, Inc.*                1,554,720
      9,900         Univision Comm., Inc. - Class A*          339,966

                                                            4,889,271

Multi-Utilities - 1.8%
     35,000         NiSource, Inc.                            760,900
     20,100         Sempra Energy                           1,010,025

                                                            1,770,925

Oil, Gas and Consumable Fuels - 6.2%
     50,400         Exxon Mobil Corp.                       3,381,840
     35,100         Marathon Oil Corp.                      2,699,190

                                                            6,081,030

Pharmaceuticals - 5.9%
     57,900         Bristol-Myers Squibb Corp.              1,442,868
     20,700         Johnson & Johnson                       1,344,258
     58,600         Wyeth                                   2,979,224

                                                            5,766,350

Real Estate Management and Development - 0.4%
     16,700         Realogy Corp.*                            378,756

Road and Rail - 2.0%
     26,100         Burlington Northern Santa Fe            1,916,784

Software - 4.1%
     82,200         Microsoft Corp.                         2,246,526

Shares                                                         Value
---------------------------------------------------------------------
     82,400         Symantec Corp.*                 $       1,753,472

                                                            3,999,998

Thrifts and Mortgage Finance - 1.8%
     26,700         Federal Home Loan Mortgage Corp.        1,771,011

Wireless Telecommunication Services - 1.9%
    111,342         Sprint Nextel Corp.                     1,909,515

                    Total Common Stocks                    94,951,086
                    (Cost $68,392,847)

Exchange-Traded Fund - 1.3%
      9,500         S&P Depositary Receipts         $       1,269,010
                    Trust Series I
                    exp. 12/31/2099
                    (Cost $1,231,844)


Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 0.8%
   $758,000         State Street Bank and Trust Co. $         758,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $758,321 at
                    5.08%, due 10/2/2006(1)
                    (Cost $758,000)

Total Investments - 99.2%                                  96,978,096
(Cost $70,382,691)
Cash, Receivables, and Other
Assets Less Liabilities - 0.8%                                783,539

Net Assets - 100%                                   $      97,761,635

*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $800,000 in U.S. Government Agency, 5.75%, due 3/7/2022, with a value of $775,606.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     27,282,887
Gross unrealized depreciation .................         (687,482)
					          --------------
Net unrealized appreciation ................... $     26,595,405
                                                  ==============
-------------------------------------------------------------------

The Guardian Park Avenue Small Cap Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 96.0%
Aerospace and Defense - 0.9%
     67,400         AAR Corp.*                      $       1,606,816

Air Freight and Logistics - 1.0%
     60,900         UTi Worldwide, Inc.                     1,703,373

Airlines - 2.7%
    139,200         Republic Airways Hldgs., Inc.*          2,160,384
     96,000         Skywest, Inc.                           2,353,920

                                                            4,514,304

Biotechnology - 1.6%
     11,300         Digene Corp.*                             487,595
     20,100         InterMune, Inc.*                          330,042
     79,600         Keryx Biopharmaceuticals, Inc.*           941,668
     13,700         Progenics Pharmaceuticals, Inc.*          321,402
      4,700         United Therapeutics Corp.*                246,938
     11,600         Vertex Pharmaceuticals, Inc.*             390,340

                                                            2,717,985

Capital Markets - 4.3%
     43,200         Affiliated Managers Group, Inc.*        4,324,752
    144,000         Apollo Investment Corp.                 2,953,440

                                                            7,278,192

Chemicals - 1.9%
     35,300         Albemarle Corp.                         1,917,849
     22,600         Cytec Inds., Inc.                       1,256,334

                                                            3,174,183

Commercial Banks - 5.0%
     65,200         Center Financial Corp.                  1,550,456
     64,500         East West Bancorp, Inc.                 2,554,845
     23,600         IBERIABANK Corp.                        1,439,600
     36,600         PrivateBancorp, Inc.                    1,673,352
     38,800         Signature Bank*                         1,200,084

                                                            8,418,337

Commercial Services and Supplies - 7.1%
     67,600         Administaff, Inc.                       2,278,120
    202,500         Korn/Ferry Int'l.*                      4,240,350
     98,100         Labor Ready, Inc.*                      1,562,733
     70,200         Resources Connection, Inc.*             1,880,658
     30,900         Stericycle, Inc.*                       2,156,511

                                                           12,118,372

Communications Equipment - 2.8%
    146,500         Arris Group, Inc.*                      1,678,890
    124,600         Polycom, Inc.*                          3,056,438

                                                            4,735,328

Computers and Peripherals - 1.1%
    133,000         Palm, Inc.*                             1,936,480

Diversified Consumer Services - 1.5%
     61,100         Bright Horizons Family
                    Solutions, Inc.*                        2,549,703

Diversified Financial Services - 2.4%
     85,300         Int'l. Securities Exchange, Inc.        3,999,717


Shares                                                         Value
---------------------------------------------------------------------
Diversified Telecommunication Services - 0.9%
     75,000         Iowa Telecom. Svcs., Inc.       $       1,484,250

Electric Utilities - 0.9%
     48,700         ITC Hldgs. Corp.                        1,519,440

Electronic Equipment and Instruments - 2.6%
     98,300         Benchmark Electronics, Inc.*            2,642,304
     89,000         Plexus Corp.*                           1,708,800

                                                            4,351,104

Energy Equipment and Services - 2.9%
    204,800         TETRA Technologies, Inc.*               4,947,968

Food Products - 2.5%
     81,000         Flowers Foods, Inc.                     2,177,280
     87,300         Reddy Ice Hldgs., Inc.                  2,112,660

                                                            4,289,940

Health Care Equipment and Supplies - 8.5%
    114,400         American Medical Systems
                    Hldgs., Inc.*                           2,108,392
    106,900         Conceptus, Inc.*                        1,891,061
     31,000         DJ Orthopedics, Inc.*                   1,287,430
     94,600         Immucor, Inc.*                          2,119,986
     32,700         Integra LifeSciences Hldgs.*            1,225,596
     67,100         Kensey Nash Corp.*                      1,964,017
     37,800         NuVasive, Inc.*                           760,158
     71,400         SonoSite, Inc.*                         2,027,760
     64,100         Symmetry Medical, Inc.*                   967,269

                                                           14,351,669

Health Care Providers and Services - 1.7%
     19,300         Amedisys, Inc.*                           765,631
     63,600         Psychiatric Solutions, Inc.*            2,168,124

                                                            2,933,755

Hotels, Restaurants and Leisure - 4.9%
     57,800         Chipotle Mexican Grill, Inc. -
                    Class A*                                2,870,926
     61,000         Orient-Express Hotels Ltd. -
                    Class A                                 2,280,180
    116,600         The Cheesecake Factory, Inc.*           3,170,354

                                                            8,321,460

Insurance - 2.6%
     49,400         Endurance Specialty Hldgs. Ltd.         1,741,844
     58,000         Hanover Insurance Group, Inc.           2,588,540

                                                            4,330,384

Internet and Catalog Retail - 0.5%
     81,600         PetMed Express, Inc.*                     851,904

Internet Software and Services - 2.4%
    103,300         WebEx Comm., Inc.*                      4,030,766

Life Sciences Tools and Services - 0.3%
    135,400         Immunicon Corp.*                          593,052

Machinery - 1.1%
     65,100         Basin Water, Inc.*                        533,169
     41,000         Gardner Denver, Inc.*                   1,356,280

                                                            1,889,449


Shares                                                         Value
---------------------------------------------------------------------
Metals and Mining - 1.2%
     58,600         Century Aluminum Co.*           $       1,971,890

Multiline Retail - 1.1%
     60,300         Bon-Ton Stores, Inc.                    1,793,322

Oil, Gas and Consumable Fuels - 5.3%
    103,900         Bill Barrett Corp.*                     2,551,784
     46,500         DCP Midstream Partners LP               1,302,000
    124,700         Geomet, Inc.*                           1,172,180
     94,100         Hiland Hldgs. GP LP*                    1,882,941
     65,700         Teekay LNG Partners LP                  2,000,565

                                                            8,909,470

Pharmaceuticals - 1.0%
     30,600         New River Pharmaceuticals, Inc.*          787,338
     61,250         Salix Pharmaceuticals Ltd.*               830,550

                                                            1,617,888

Real Estate Investment Trusts - 6.2%
    123,900         Ashford Hospitality Trust               1,478,127
     97,700         DiamondRock Hospitality Co.             1,622,797
     87,100         Digital Realty Trust, Inc.              2,727,972
     78,800         New Plan Excel Realty Trust             2,131,540
     72,700         Tanger Factory Outlet Centers, Inc.     2,589,574

                                                           10,550,010

Road and Rail - 1.2%
    107,300         Werner Enterprises, Inc.                2,007,583

Semiconductors and Semiconductor Equipment - 5.0%
    109,700         Netlogic Microsystems, Inc.*            2,783,089
    149,300         Trident Microsystems, Inc.*             3,472,718
     61,450         Varian Semiconductor Equipment
                    Assoc., Inc.*                           2,255,215

                                                            8,511,022

Software - 7.1%
     77,100         Ansoft Corp.*                           1,920,561
    117,000         Blackboard, Inc.*                       3,100,500
     70,000         FactSet Research Systems, Inc.          3,399,900
    269,500         Informatica Corp.*                      3,662,505

                                                           12,083,466

Specialty Retail - 0.7%
     43,300         Aeropostale, Inc.*                      1,265,659

Textiles, Apparel and Luxury Goods - 1.1%
     73,400         Carter's, Inc.*                         1,937,026

Thrifts and Mortgage Finance - 1.4%
     94,100         BankUnited Financial Corp. -
                    Class A                                 2,453,187

Wireless Telecommunication Services - 0.6%
     40,900         SBA Comm. Corp. - Class A*                995,097

                    Total Common Stocks                   162,743,551
                    (Cost $145,412,448)


Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 1.4%
 $2,443,000         State Street Bank and Trust Co. $       2,443,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $2,444,034 at
                    5.08%, due 10/2/2006(1)
                    (Cost $2,443,000)

Total Investments - 97.4%                                 165,186,551
(Cost $147,855,448)
Cash, Receivables, and Other
 Assets Less Liabilities - 2.6%                             4,330,012

Net Assets - 100%                                   $     169,516,563

*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $2,430,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $2,493,788.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     19,946,563
Gross unrealized depreciation .................       (2,615,460)
					          --------------
Net unrealized appreciation ................... $     17,331,103
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS Small Cap Value Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 95.8%
Aerospace and Defense - 3.9%
     20,800         Esterline Technologies Corp.*   $         702,208
     31,300         Hexcel Corp.*                             442,895
     14,300         Triumph Group, Inc.                       605,605

                                                            1,750,708

Airlines - 1.0%
     20,100         AMR Corp.*                                465,114

Auto Components - 0.5%
     13,100         American Axle & Mfg.
                    Hldgs., Inc.                              218,639

Biotechnology - 0.5%
     12,900         Alkermes, Inc.*                           204,465

Building Products - 4.0%
     17,600         American Woodmark Corp.                   592,944
     17,300         Elkcorp                                   469,695
     10,900         Insteel Industries, Inc.                  216,583
     21,400         Trex Co., Inc.*                           517,024

                                                            1,796,246

Capital Markets - 6.4%
     59,600         Apollo Investment Corp.                 1,222,396
      4,900         GFI Group, Inc.*                          270,921
     26,900         Lazard Ltd.                             1,075,462
     11,700         optionsXpress Hldgs., Inc.                326,196

                                                            2,894,975

Commercial Banks - 7.0%
     30,400         Boston Private Financial
                    Hldgs., Inc.                              847,552
     22,100         Colonial BancGroup, Inc.                  541,450
     13,900         Cullen/Frost Bankers, Inc.                803,698
     35,300         Placer Sierra Bancshares                  784,013
      8,300         South Financial Group, Inc.               216,049

                                                            3,192,762

Commercial Services and Supplies - 3.5%
     13,900         Coinstar, Inc.*                           400,042
     19,600         Heidrick & Struggles Int'l.,
                    Inc.*                                     705,600
     18,400         McGrath Rentcorp                          471,040

                                                            1,576,682

Communications Equipment - 1.4%
     10,700         Harris Corp.                              476,043
     12,100         Ituran Location & Control Ltd.            173,635

                                                              649,678

Consumer Finance - 0.4%
      8,900         Dollar Financial Corp.*                   194,198

Containers and Packaging - 0.9%
     52,500         Caraustar Inds., Inc.*                    418,425

Diversified Consumer Services - 0.8%
     11,800         Jackson Hewitt Tax Svc., Inc.             354,118

Diversified Financial Services - 1.7%
     63,800         Primus Guaranty Ltd.*                     772,618

Electric Utilities - 1.6%
     27,000         Hawaiian Electric Inds., Inc.             730,620


Shares                                                         Value
---------------------------------------------------------------------
Electrical Equipment - 0.7%
      7,500         Regal-Beloit Corp.              $         326,250

Electronic Equipment and Instruments - 1.6%
     27,800         Newport Corp.*                            453,140
      8,700         Park Electrochemical Corp.                275,616

                                                              728,756

Energy Equipment and Services - 3.8%
     17,700         Bristow Group, Inc.*                      608,880
     18,700         Dawson Geophysical Co.*                   555,390
      7,300         Oceaneering Int'l., Inc.*                 224,840
     12,700         Oil States Int'l., Inc.*                  349,250

                                                            1,738,360

Food and Staples Retailing - 1.0%
     19,100         Nash Finch Co.                            449,423

Gas Utilities - 3.6%
     19,000         AGL Resources, Inc.                       693,500
     27,300         Equitable Resources, Inc.                 954,954

                                                            1,648,454

Health Care Equipment and Supplies - 1.5%
      8,300         Cooper Cos., Inc.                         444,050
     10,900         Syneron Medical Ltd.*                     251,790

                                                              695,840

Health Care Providers and Services - 5.5%
      9,500         Amedisys, Inc.*                           376,865
     38,300         Centene Corp.*                            629,652
      8,600         LifePoint Hospitals, Inc.*                303,752
     18,300         Matria Healthcare, Inc.*                  508,557
      9,600         Molina Healthcare, Inc.*                  339,456
     26,700         Option Care, Inc.                         357,513

                                                            2,515,795

Hotels, Restaurants and Leisure - 2.3%
     45,200         Caribou Coffee Co., Inc.*                 353,916
     17,200         Vail Resorts, Inc.*                       688,344

                                                            1,042,260

Household Durables - 3.9%
     14,400         Jarden Corp.*                             474,768
      2,300         Lenox Group, Inc.*                         13,915
     21,400         Lifetime Brands, Inc.                     396,328
     34,500         Tempur-Pedic Int'l., Inc.*                592,365
     10,400         The Yankee Candle Co.,
                    Inc.                                      304,408

                                                            1,781,784

Insurance - 3.5%
     18,800         American Equity Investment
                    Life Hldg. Co.                            230,676
     21,600         National Financial Partners
                    Corp.                                     886,248
     35,200         Seabright Insurance Hldgs.*               491,744

                                                            1,608,668

Internet Software and Services - 2.2%
     94,400         Tumbleweed Comm. Corp.*                   266,208
     12,700         Valueclick, Inc.*                         235,458
     22,800         Websense, Inc.*                           492,708

                                                              994,374


Shares                                                         Value
---------------------------------------------------------------------
Leisure Equipment and Products - 1.7%
     57,300         Nautilus, Inc.                  $         787,875

Machinery - 0.9%
     14,700         Briggs & Stratton Corp.                   404,985

Media - 2.2%
     10,900         Saga Comm., Inc.*                          84,366
     14,000         Scholastic Corp.*                         436,100
     27,500         Valassis Communications, Inc.*            485,375

                                                            1,005,841

Multiline Retail - 0.6%
     18,600         Tuesday Morning Corp.                     258,168

Oil, Gas and Consumable Fuels - 3.1%
     31,500         Alpha Natural Resources, Inc.*            496,440
     12,500         EXCO Resources, Inc.*                     155,125
     23,300         Foundation Coal Hldgs., Inc.              754,221

                                                            1,405,786

Personal Products - 1.0%
     12,600         Chattem, Inc.*                            442,512

Pharmaceuticals - 0.6%
     23,400         Connetics Corp.*                          255,060

Real Estate Investment Trusts - 10.2%
     30,300         American Financial Realty
                    Trust                                     338,148
     61,300         Capital Lease Fdg., Inc.                  679,817
     22,300         Columbia Equity Trust, Inc.               371,295
     31,300         Felcor Lodging Trust, Inc.                627,565
      6,000         Healthcare Realty Trust                   230,460
     16,100         Highland Hospitality Corp.                230,713
     37,000         Homebanc Corp.                            227,550
     10,300         LaSalle Hotel Pptys.                      446,402
     72,900         MFA Mtg. Investments, Inc.                543,105
     31,800         RAIT Investment Trust                     917,430

                                                            4,612,485

Real Estate Management and Development - 1.4%
     18,000         Trammell Crow Co.*                        657,180

Road and Rail - 2.2%
     22,075         Genesee & Wyoming, Inc.*                  512,581
     13,400         YRC Worldwide, Inc.*                      496,336

                                                            1,008,917

Semiconductors and Semiconductor Equipment - 0.3%
     21,200         On Semiconductor Corp.*                   124,656

Software - 1.5%
      3,700         Micros Systems, Inc.*                     181,004
     46,200         Secure Computing Corp.*                   292,446
     12,000         Witness Systems, Inc.*                    210,360

                                                              683,810

Textiles, Apparel and Luxury Goods - 1.9%
     12,000         Movado Group, Inc.                        305,040
     25,300         True Religion Apparel, Inc.*              534,083

                                                              839,123


Shares                                                         Value
---------------------------------------------------------------------
Thrifts and Mortgage Finance - 1.0%
     17,400         BankUnited Financial Corp. -
                    Class A                         $         453,618

Trading Companies and Distributors - 2.8%
     18,100         Interline Brands, Inc.*                   446,708
     17,500         United Rentals, Inc.*                     406,875
      9,300         Watsco, Inc.                              427,893

                                                            1,281,476

Wireless Telecommunication Services - 1.2%
     33,100         @ Road, Inc.*                             193,304
     42,900         InPhonic, Inc.*                           339,768

                                                              533,072

                    Total Common Stocks                    43,503,776
                    (Cost $40,374,108)


Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 3.2%
 $1,459,000         State Street Bank and Trust Co. $       1,459,000
                    repurchase agreement,
                    dated 9/29/06, maturity
                    value $1,459,618 at
                    5.08%, due 10/2/2006(1)
                    (Cost $1,459,000)

Total Investments - 99.0%                                  44,962,776
(Cost $41,833,108)
Cash, Receivables, and Other
Assets Less Liabilities - 1.0%                                451,530

Net Assets - 100%                                   $      45,414,306

*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,490,000 in U.S. Government Agency, 5.80%, due 2/9/2026, with a value of $1,490,000.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      5,271,987
Gross unrealized depreciation .................       (2,142,319)
					          --------------
Net unrealized appreciation ................... $      3,129,668
                                                  ==============

The Guardian Asset Allocation Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 2.3%
Aerospace and Defense - 0.1%
        244         Boeing Co.                      $          19,239
        536         Honeywell Int'l., Inc.                     21,922
        246         Lockheed Martin Corp.                      21,171
        112         Northrop Grumman Corp.                      7,624
        424         Raytheon Co.                               20,356
        436         United Technologies Corp.                  27,621

                                                              117,933

Air Freight and Logistics - 0.0%
        419         United Parcel Svc., Inc. - Class B         30,143

Automobiles - 0.0%
        535         Ford Motor Co.                              4,328
        338         General Motors Corp.                       11,242
        319         Harley-Davidson, Inc.                      20,017

                                                               35,587

Beverages - 0.1%
        338         Anheuser-Busch Cos., Inc.                  16,058
        195         Coca-Cola Co.                               8,713
        367         PepsiCo., Inc.                             23,950

                                                               48,721

Biotechnology - 0.0%
        342         Amgen, Inc.*                               24,463
        117         Biogen Idec, Inc.*                          5,228
        426         MedImmune, Inc.*                           12,443

                                                               42,134

Building Products - 0.0%
        508         Masco Corp.                                13,929

Capital Markets - 0.1%
        194         Ameriprise Financial, Inc.                  9,099
        347         Bank of New York, Inc.                     12,235
         48         Charles Schwab Corp.                          859
        100         Goldman Sachs Group, Inc.                  16,917
        160         Lehman Brothers Hldgs., Inc.               11,818
        356         Mellon Financial Corp.                     13,920
        210         Merrill Lynch & Co., Inc.                  16,426
        252         Morgan Stanley                             18,373
         57         State Street Corp.                          3,557

                                                              103,204

Chemicals - 0.0%
        267         Dow Chemical Co.                           10,408
        335         E.I. Du Pont de Nemours & Co.              14,351
        200         Monsanto Co.                                9,402
        170         Rohm & Haas Co.                             8,050

                                                               42,211

Commercial Banks - 0.1%
        172         BB&T Corp.                                  7,530
        117         Fifth Third Bancorp                         4,455
        310         KeyCorp                                    11,606
        712         U.S. Bancorp                               23,653
        492         Wachovia Corp.                             27,454
      1,100         Wells Fargo & Co.                          39,798

                                                              114,496


Shares                                                         Value
---------------------------------------------------------------------

Commercial Services and Supplies - 0.0%
         79         Avis Budget Group, Inc.         $           1,445
        307         Cintas Corp.                               12,535
        479         Waste Management, Inc.                     17,569

                                                               31,549

Communications Equipment - 0.1%
      2,325         Cisco Systems, Inc.*                       53,475
        582         Corning, Inc.*                             14,206
        675         Motorola, Inc.                             16,875
        568         QUALCOMM, Inc.                             20,647

                                                              105,203

Computers and Peripherals - 0.1%
        776         Dell, Inc.*                                17,724
        886         EMC Corp.*                                 10,614
        815         Hewlett Packard Co.                        29,902
        100         Int'l. Business Machines                    8,194
      4,116         Sun Microsystems, Inc.*                    20,457

                                                               86,891

Consumer Finance - 0.1%
        972         American Express Co.                       54,510
        146         Capital One Financial Corp.                11,484
        165         SLM Corp.                                   8,577

                                                               74,571

Diversified Financial Services - 0.1%
      1,320         Bank of America Corp.                      70,713
      1,073         Citigroup, Inc.                            53,296
        466         J.P. Morgan Chase & Co.                    21,883

                                                              145,892

Diversified Telecommunication Services - 0.1%
      1,050         AT & T, Inc.                               34,188
        678         BellSouth Corp.                            28,985
         85         Embarq Corp.                                4,112
      1,071         Verizon Comm.                              39,766
        376         Windstream Corp.                            4,959

                                                              112,010

Electric Utilities - 0.0%
        250         Exelon Corp.                               15,135
        128         FPL Group, Inc.                             5,760
        195         Progress Energy, Inc.                       8,849
        100         Southern Co.                                3,446

                                                               33,190

Electrical Equipment - 0.0%
        100         Cooper Inds. Ltd. - Class A                 8,522

Electronic Equipment and Instruments - 0.0%
      2,123         Solectron Corp.*                            6,921

Energy Equipment and Services - 0.0%
        105         Baker Hughes, Inc.                          7,161
        362         Schlumberger Ltd.                          22,455

                                                               29,616

Food and Staples Retailing - 0.0%
        409         Kroger Co.                                  9,464
        299         Safeway, Inc.                               9,075

Shares                                                         Value
---------------------------------------------------------------------
        152         Supervalu, Inc.                 $           4,507
        200         Wal-Mart Stores, Inc.                       9,864

                                                               32,910

Food Products - 0.1%
        294         Archer-Daniels-Midland Co.                 11,137
        321         Campbell Soup Co.                          11,716
        162         ConAgra Foods, Inc.                         3,966
        128         General Mills, Inc.                         7,245
        224         H.J. Heinz Co.                              9,392
        234         Hershey Co.                                12,507
        212         Kellogg Co.                                10,498
         61         W.M. Wrigley Jr. Co.                        2,810

                                                               69,271

Health Care Equipment and Supplies - 0.1%
        328         Baxter Int'l., Inc.                        14,911
         22         Becton Dickinson & Co., Inc.                1,555
        632         Boston Scientific Corp.*                    9,347
        272         C.R. Bard, Inc.                            20,400
        256         Medtronic, Inc.                            11,889
        184         St. Jude Medical, Inc.*                     6,493
        100         Stryker Corp.                               4,959
         84         Zimmer Hldgs., Inc.*                        5,670

                                                               75,224

Health Care Providers and Services - 0.1%
         96         AmerisourceBergen Corp.                     4,339
         46         Cigna Corp.                                 5,351
        306         HCA, Inc.                                  15,266
         78         McKesson Corp.                              4,112
      1,512         Tenet Healthcare Corp.*                    12,308
        258         WellPoint, Inc.*                           19,879

                                                               61,255

Hotels, Restaurants and Leisure - 0.0%
         90         Carnival Corp.                              4,233
        551         McDonald's Corp.                           21,555
        386         Starbucks Corp.*                           13,143
        159         Wyndham Worldwide Corp.*                    4,447

                                                               43,378

Household Products - 0.1%
         55         Kimberly-Clark Corp.                        3,595
        974         Procter & Gamble Co.                       60,368

                                                               63,963

Independent Power Producers and Energy Traders - 0.0%
      1,368         AES Corp.*                                 27,893
        184         TXU Corp.                                  11,504

                                                               39,397

Industrial Conglomerates - 0.1%
        236         3M Co.                                     17,563
        703         General Electric Co.                       24,816
        324         Tyco Int'l. Ltd.                            9,069

                                                               51,448

Information Technology Services - 0.0%
        242         Automatic Data Processing, Inc.            11,456
        625         Electronic Data Systems Corp.              15,325

Shares                                                         Value
---------------------------------------------------------------------
        116         First Data Corp.                $           4,872
        257         Paychex, Inc.                               9,471
        108         Sabre Hldgs. Corp. - Class A                2,526

                                                               43,650

Insurance - 0.1%
        153         AFLAC, Inc.                                 7,001
        208         Allstate Corp.                             13,048
        615         American Int'l. Group, Inc.                40,750
        362         Chubb Corp.                                18,810
        258         Loews Corp.                                 9,778
        164         Marsh & McLennan Cos., Inc.                 4,617
        100         MetLife, Inc.                               5,668
        512         Progressive Corp.                          12,564
        387         St. Paul Travelers Cos., Inc.              18,146

                                                              130,382

Internet Software and Services - 0.0%
        384         Yahoo! Inc.*                                9,708

Leisure Equipment and Products - 0.0%
         49         Eastman Kodak Co.                           1,098
        448         Mattel, Inc.                                8,825

                                                                9,923

Machinery - 0.0%
        252         Caterpillar, Inc.                          16,582
        100         Deere & Co.                                 8,391

                                                               24,973

Media - 0.1%
        374         CBS Corp. - Class B                        10,536
      1,046         Clear Channel Comm., Inc.                  30,177
        617         Comcast Corp. - Class A*                   22,737
         29         Gannett Co., Inc.                           1,648
        495         New York Times Co. - Class A               11,375
      1,112         Time Warner, Inc.                          20,272
         77         Tribune Co.                                 2,519
        374         Viacom, Inc. - Class B*                    13,905
        967         Walt Disney Co.                            29,890

                                                              143,059

Metals and Mining - 0.0%
        264         Alcoa, Inc.                                 7,403

Multiline Retail - 0.0%
        202         Kohl's Corp.*                              13,114
        281         Target Corp.                               15,525

                                                               28,639

Multi-Utilities - 0.0%
        404         Duke Energy Corp.                          12,201
         82         Public Svc. Enterprise
                    Group, Inc.                                 5,017

                                                               17,218

Oil, Gas and Consumable Fuels - 0.2%
        412         Anadarko Petroleum Corp.                   18,058
        774         Chevron Corp.                              50,202
        578         ConocoPhillips                             34,408
        236         El Paso Corp.                               3,219
      1,900         Exxon Mobil Corp.                         127,490

                                                              233,377


Shares                                                         Value
---------------------------------------------------------------------
Personal Products - 0.0%
        100         Avon Products, Inc.             $           3,066

Pharmaceuticals - 0.1%
        116         Allergan, Inc.                             13,063
        962         Bristol-Myers Squibb Corp.                 23,973
        449         Eli Lilly & Co.                            25,593
        672         Johnson & Johnson                          43,640
        279         King Pharmaceuticals, Inc.*                 4,751
      1,915         Pfizer, Inc.                               54,309
        475         Schering-Plough Corp.                      10,493

                                                              175,822

Real Estate Investment Trusts - 0.0%
        483         Plum Creek Timber Co., Inc.                16,441
        172         Simon Ppty. Group, Inc.                    15,587

                                                               32,028

Real Estate Management and Development - 0.0%
        199         Realogy Corp.*                              4,513

Road and Rail - 0.0%
        152         Burlington Northern Santa Fe               11,163
        100         Union Pacific Corp.                         8,800

                                                               19,963

Semiconductors and Semiconductor Equipment - 0.1%
         54         Analog Devices, Inc.                        1,587
        548         Applied Materials, Inc.                     9,716
        432         Broadcom Corp. - Class A*                  13,107
        170         Freescale Semiconductor, Inc. -
                    Class B*                                    6,462
      1,330         Intel Corp.                                27,358
        448         KLA-Tencor Corp.                           19,922
        249         Linear Technology Corp.                     7,749
        494         Maxim Integrated Products, Inc.            13,866
        702         Micron Technology, Inc.*                   12,215
      1,003         Texas Instruments, Inc.                    33,350

                                                              145,332

Software - 0.1%
        204         Adobe Systems, Inc.*                        7,640
        490         CA, Inc.                                   11,608
      2,445         Microsoft Corp.                            66,822
        379         Symantec Corp.*                             8,065

                                                               94,135

Specialty Retail - 0.1%
        316         Bed, Bath & Beyond, Inc.*                  12,090
        100         Best Buy Co., Inc.                          5,356
        247         Gap, Inc.                                   4,681
        630         Lowe's Cos., Inc.                          17,678
        648         Staples, Inc.                              15,766

                                                               55,571

Textiles, Apparel and Luxury Goods - 0.0%
        355         NIKE, Inc. - Class B                       31,105

Thrifts and Mortgage Finance - 0.0%
        350         Federal National Mortgage Assn.            19,569
        345         Washington Mutual, Inc.                    14,997

                                                               34,566


Shares                                                         Value
---------------------------------------------------------------------
Tobacco - 0.1%
        616         Altria Group, Inc.              $          47,155
        209         UST, Inc.                                  11,459

                                                               58,614

Wireless Telecommunication Services - 0.0%
        364         ALLTEL Corp.                               20,202
        410         Sprint Nextel Corp.                         7,032

                                                               27,234

                    Total Common Stocks                     2,949,850
                    (Cost $2,800,811)

Mutual Fund - 94.3%
Equity - 94.3%
 13,435,746         The Guardian S&P 500 Index
                    Fund, Class A+(1)              $     123,608,867
                    (Cost $116,840,348)


Principal
Amount                                                         Value
---------------------------------------------------------------------
U.S. Government Securities - 0.8%
U.S. Treasury Bills - 0.8%
                    U.S. Treasury Bills
   $300,000         4.80% due 12/21/2006(2)         $         296,710
    800,000         4.916% due 11/30/2006(2)                  793,336

                    Total U.S. Government Securities        1,090,046
                    (Cost $1,090,046)

Repurchase Agreement - 2.7%
 $3,557,000         State Street Bank and Trust Co. $       3,557,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $3,558,506 at
                    5.08%, due 10/2/2006(3)
                    (Cost $3,557,000)

Total Investments - 100.1%                                131,205,763
(Cost $124,288,205)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.1)%                        -167,680

Net Assets - 100%                                   $     131,038,083

*  Non-income producing security.
+ The Guardian S&P 500 Index Fund schedule of investments is included herein.
(1)  Majority-owned subsidiary.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is fully collateralized by $3,540,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $3,632,925.
(4) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority -owned subsidiaries include issuers in which the Fund held 50% or more of the outstanding voting securities.



---------------------------------------------------------------------
Contracts  Description         Expiration                  Unrealized
                                                         Depreciation
Sold Futures Contracts
    63     S & P 500           12/2006              $       (497,229)
---------------------------------------------------------------------

------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      7,413,096
Gross unrealized depreciation .................         (495,538)
					          --------------
Net unrealized appreciation ................... $      6,917,558
                                                  ==============
-------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Investment in Affiliates (4)

       A summary of GAAF transactions in affiliated securities during the nine months ended September 30, 2006 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and   September 30,
    Name of Issuer            2005    Additions    Reductions          2006
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A     14,890,483       79,250     1,533,987    13,435,746


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                      September 30, In Dividend   Underlying           Gain
    Name of Issuer            2006       Income        Funds       on Sales
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A   $123,608,867     $664,907     $      -      $1,090,580

----------------------------------------------------------------------------
----------------------------------------------------------------------------

The Guardian S&P 500 Index Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 98.8%
Aerospace and Defense - 2.4%
     12,088         Boeing Co.                      $         953,139
      6,250         General Dynamics Corp.                    447,938
      2,343         Goodrich Corp.                             94,938
     13,224         Honeywell Int'l., Inc.                    540,862
      1,600         L-3 Comm. Hldgs., Inc.                    125,328
      5,204         Lockheed Martin Corp.                     447,856
      5,740         Northrop Grumman Corp.                    390,722
      6,629         Raytheon Co.                              318,258
      2,645         Rockwell Collins, Inc.                    145,052
     15,510         United Technologies Corp.                 982,558

                                                            4,446,651

Air Freight and Logistics - 0.9%
      4,550         FedEx Corp.                               494,494
     15,915         United Parcel Svc., Inc. - Class B      1,144,925

                                                            1,639,419

Airlines - 0.1%
     12,232         Southwest Airlines Co.                    203,785

Auto Components - 0.1%
      1,665         Goodyear Tire & Rubber Co.*                24,142
      2,858         Johnson Controls, Inc.                    205,033

                                                              229,175

Automobiles - 0.5%
     28,459         Ford Motor Co.                            230,233
      8,879         General Motors Corp.                      295,316
      4,838         Harley-Davidson, Inc.                     303,584

                                                              829,133

Beverages - 2.1%
     11,891         Anheuser-Busch Cos., Inc.                 564,941
        690         Brown-Forman Corp. - Class B               52,889
     30,032         Coca-Cola Co.                           1,341,830
      4,764         Coca-Cola Enterprises, Inc.                99,234
      3,100         Constellation Brands, Inc. -
                    Class A*                                   89,218
        525         Molson Coors Brewing Co. -
                    Class B                                    36,173
      2,459         Pepsi Bottling Group, Inc.                 87,294
     25,065         PepsiCo., Inc.                          1,635,742

                                                            3,907,321

Biotechnology - 1.3%
     18,058         Amgen, Inc.*                            1,291,689
      5,322         Biogen Idec, Inc.*                        237,787
      4,379         Genzyme Corp.*                            295,451
      7,600         Gilead Sciences, Inc.*                    522,120
      3,661         MedImmune, Inc.*                          106,938

                                                            2,453,985

Building Products - 0.2%
      3,186         American Standard Cos., Inc.              133,716
      5,783         Masco Corp.                               158,570

                                                              292,286

Capital Markets - 3.6%
      3,930         Ameriprise Financial, Inc.                184,317

Shares                                                         Value
---------------------------------------------------------------------
     11,877         Bank of New York, Inc.          $         418,783
      1,889         Bear Stearns Cos., Inc.                   264,649
     13,989         Charles Schwab Corp.                      250,403
      5,500         E*TRADE Financial Corp.*                  131,560
      1,600         Federated Investors, Inc. -
                    Class B                                    54,096
      2,401         Franklin Resources, Inc.                  253,906
      6,666         Goldman Sachs Group, Inc.               1,127,687
      3,184         Janus Capital Group, Inc.                  62,788
      1,900         Legg Mason, Inc.                          191,634
      8,398         Lehman Brothers Hldgs., Inc.              620,276
      6,309         Mellon Financial Corp.                    246,682
     12,054         Merrill Lynch & Co., Inc.                 942,864
     16,508         Morgan Stanley                          1,203,598
      3,195         Northern Trust Corp.                      186,684
      5,114         State Street Corp.                        319,114
      3,456         T. Rowe Price Group, Inc.                 165,370

                                                            6,624,411

Chemicals - 1.5%
      3,281         Air Products & Chemicals, Inc.            217,760
        966         Ashland, Inc.                              61,611
     13,965         Dow Chemical Co.                          544,356
     13,809         E.I. Du Pont de Nemours & Co.             591,577
      1,083         Eastman Chemical Co.                       58,504
      3,253         Ecolab, Inc.                              139,293
      1,497         Hercules, Inc.*                            23,608
      1,377         Int'l. Flavors & Fragrances, Inc.          54,447
      8,872         Monsanto Co.                              417,073
      2,774         PPG Inds., Inc.                           186,080
      5,132         Praxair, Inc.                             303,609
      1,534         Rohm & Haas Co.                            72,635
      1,093         Sigma-Aldrich                              82,707

                                                            2,753,260

Commercial Banks - 4.3%
      5,373         AmSouth Bancorporation                    156,032
      8,563         BB&T Corp.                                374,888
      2,548         Comerica, Inc.                            145,032
      2,700         Commerce Bancorp, Inc.                     99,117
      1,900         Compass Bancshares, Inc.                  108,262
      7,546         Fifth Third Bancorp                       287,352
      1,845         First Horizon Nat'l. Corp.                 70,128
      3,600         Huntington Bancshares, Inc.                86,148
      6,165         KeyCorp                                   230,818
      1,300         M & T Bank Corp.                          155,948
      3,714         Marshall & Ilsley Corp.                   178,940
      8,365         National City Corp.                       306,159
      7,607         North Fork Bancorporation, Inc.           217,864
      4,177         PNC Financial Svcs. Group                 302,582
      7,283         Regions Financial Corp.                   267,942
      5,676         SunTrust Banks, Inc.                      438,641
      4,926         Synovus Financial Corp.                   144,677
     28,304         U.S. Bancorp                              940,259
     24,714         Wachovia Corp.                          1,379,041
     51,974         Wells Fargo & Co.                       1,880,419
      1,438         Zions Bancorporation                      114,767

                                                            7,885,016


Shares                                                         Value
---------------------------------------------------------------------
Commercial Services and Supplies - 0.6%
      4,995         Allied Waste Inds., Inc.*       $          56,294
      1,581         Avery Dennison Corp.                       95,129
      1,526         Avis Budget Group, Inc.                    27,910
      2,425         Cintas Corp.                               99,013
      2,052         Equifax, Inc.                              75,329
      1,707         Monster Worldwide, Inc.*                   61,776
      3,634         Pitney Bowes, Inc.                        161,241
      2,723         R.R. Donnelley & Sons Co.                  89,750
      2,547         Robert Half Int'l., Inc.                   86,522
      8,974         Waste Management, Inc.                    329,166

                                                            1,082,130

Communications Equipment - 2.9%
      1,590         ADC Telecomm., Inc.*                       23,850
      2,400         Andrew Corp.*                              22,152
      6,102         Avaya, Inc.*                               69,807
      1,500         Ciena Corp.*                               40,875
     94,742         Cisco Systems, Inc.*                    2,179,066
      2,380         Comverse Technology, Inc.*                 51,027
     23,897         Corning, Inc.*                            583,326
     23,634         JDS Uniphase Corp.*                        51,759
      8,600         Juniper Networks, Inc.*                   148,608
     67,556         Lucent Technologies, Inc.*                158,081
     36,825         Motorola, Inc.                            920,625
     25,304         QUALCOMM, Inc.                            919,800
      5,897         Tellabs, Inc.*                             64,631

                                                            5,233,607

Computers and Peripherals - 3.5%
     12,669         Apple Computer, Inc.*                     975,893
     35,726         Dell, Inc.*                               815,982
     36,868         EMC Corp.*                                441,679
     38,898         Hewlett Packard Co.                     1,427,168
     21,781         Int'l. Business Machines                1,784,735
      1,823         Lexmark Int'l. Group, Inc. -
                    Class A*                                  105,114
      2,758         NCR Corp.*                                108,886
      5,702         Network Appliance, Inc.*                  211,031
      2,698         QLogic Corp.*                              50,992
      2,600         SanDisk Corp.*                            139,204
     54,932         Sun Microsystems, Inc.*                   273,012

                                                            6,333,696

Construction and Engineering - 0.1%
      1,550         Fluor Corp.                               119,179

Construction Materials - 0.1%
      1,439         Vulcan Materials Co.                      112,602

Consumer Finance - 1.0%
     19,651         American Express Co.                    1,102,028
      3,450         Capital One Financial Corp.               271,377
      7,101         SLM Corp.                                 369,110

                                                            1,742,515

Containers and Packaging - 0.2%
      1,626         Ball Corp.                                 65,772
      1,504         Bemis Co., Inc.                            49,421
      2,261         Pactiv Corp.*                              64,258
      1,781         Sealed Air Corp.                           96,388

Shares                                                         Value
---------------------------------------------------------------------
      1,394         Temple-Inland, Inc.             $          55,899

                                                              331,738

Distributors - 0.1%
      2,486         Genuine Parts Co.                         107,221

Diversified Consumer Services - 0.1%
      1,845         Apollo Group, Inc. - Class A*              90,848
      5,208         H & R Block, Inc.                         113,222

                                                              204,070

Diversified Financial Services - 5.7%
     68,501         Bank of America Corp.                   3,669,599
        500         Chicago Mercantile Exchange
                    Holdings, Inc.                            239,125
      3,200         CIT Group, Inc.                           155,616
     73,862         Citigroup, Inc.                         3,668,725
     52,053         J.P. Morgan Chase & Co.                 2,444,409
      3,318         Moody's Corp.                             216,931

                                                           10,394,405

Diversified Telecommunication Services - 2.9%
     58,267         AT & T, Inc.                            1,897,173
     28,012         BellSouth Corp.                         1,197,513
      1,992         CenturyTel, Inc.                           79,023
      6,319         Citizens Comm. Co.                         88,719
      2,290         Embarq Corp.                              110,767
     23,023         Qwest Comm. Int'l., Inc.*                 200,761
     44,585         Verizon Comm.                           1,655,441
      6,011         Windstream Corp.                           79,285

                                                            5,308,682

Electric Utilities - 1.5%
      2,653         Allegheny Energy, Inc.*                   106,571
      6,284         American Electric Power, Inc.             228,549
      4,648         Edison Int'l.                             193,543
      3,618         Entergy Corp.                             283,036
      9,704         Exelon Corp.                              587,480
      5,049         FirstEnergy Corp.                         282,037
      5,814         FPL Group, Inc.                           261,630
      1,212         Pinnacle West Capital Corp.                54,601
      5,384         PPL Corp.                                 177,134
      4,069         Progress Energy, Inc.                     184,651
     12,246         Southern Co.                              421,997

                                                            2,781,229

Electrical Equipment - 0.5%
      2,786         American Power Conversion Corp.            61,181
      1,359         Cooper Inds. Ltd. - Class A               115,814
      6,564         Emerson Electric Co.                      550,457
      2,645         Rockwell Automation, Inc.                 153,674

                                                              881,126

Electronic Equipment and Instruments - 0.3%
      7,382         Agilent Technologies, Inc.*               241,318
      2,726         Jabil Circuit, Inc.                        77,882
      2,802         Molex, Inc.                               109,194
      7,816         Sanmina-SCI Corp.*                         29,232
     12,349         Solectron Corp.*                           40,258
      3,132         Symbol Technologies, Inc.                  46,541

Shares                                                         Value
---------------------------------------------------------------------
      1,336         Tektronix, Inc.                 $          38,650

                                                              583,075

Energy Equipment and Services - 1.7%
      5,434         B.J. Svcs. Co.                            163,726
      5,564         Baker Hughes, Inc.                        379,465
     16,180         Halliburton Co.                           460,321
      4,784         Nabors Inds., Inc.*                       142,324
      2,600         National-Oilwell Varco, Inc.*             152,230
      2,008         Noble Corp.                               128,873
      1,317         Rowan Cos., Inc.                           41,657
     17,806         Schlumberger Ltd.                       1,104,506
      4,872         Transocean, Inc.*                         356,777
      5,500         Weatherford Int'l. Ltd.*                  229,460

                                                            3,159,339

Food and Staples Retailing - 2.3%
      7,059         Costco Wholesale Corp.                    350,691
     12,602         CVS Corp.                                 404,776
     11,800         Kroger Co.                                273,052
      7,230         Safeway, Inc.                             219,431
      2,959         Supervalu, Inc.                            87,734
      9,731         Sysco Corp.                               325,502
     35,952         Wal-Mart Stores, Inc.                   1,773,153
     15,872         Walgreen Co.                              704,558
      2,200         Whole Foods Market, Inc.                  130,746

                                                            4,269,643

Food Products - 1.1%
      9,568         Archer-Daniels-Midland Co.                362,436
      2,069         Campbell Soup Co.                          75,518
      8,628         ConAgra Foods, Inc.                       211,213
      1,200         Dean Foods Co.*                            50,424
      5,846         General Mills, Inc.                       330,884
      5,823         H.J. Heinz Co.                            244,158
      2,920         Hershey Co.                               156,074
      2,444         Kellogg Co.                               121,027
      1,968         McCormick & Co., Inc.                      74,745
     12,269         Sara Lee Corp.                            197,163
      3,000         Tyson Foods, Inc. - Class A                47,640
      2,912         W.M. Wrigley Jr. Co.                      134,127

                                                            2,005,409

Gas Utilities - 0.0%
        674         NICOR, Inc.                                28,820
        527         Peoples Energy Corp.                       21,423

                                                               50,243

Health Care Equipment and Supplies - 1.5%
        755         Bausch & Lomb, Inc.                        37,848
      9,370         Baxter Int'l., Inc.                       425,960
      3,689         Becton Dickinson & Co., Inc.              260,702
      3,846         Biomet, Inc.                              123,803
     18,618         Boston Scientific Corp.*                  275,360
      1,442         C.R. Bard, Inc.                           108,150
      2,380         Hospira, Inc.*                             91,083
     14,980         Medtronic, Inc.                           695,671
      5,634         St. Jude Medical, Inc.*                   198,824
      4,894         Stryker Corp.                             242,693

Shares                                                         Value
---------------------------------------------------------------------
      3,813         Zimmer Hldgs., Inc.*            $         257,378

                                                            2,717,472

Health Care Providers and Services - 2.8%
      9,344         Aetna, Inc.                               369,555
      3,708         AmerisourceBergen Corp.                   167,602
      6,258         Cardinal Health, Inc.                     411,401
      6,800         Caremark Rx, Inc.                         385,356
      1,821         Cigna Corp.                               211,819
      3,000         Coventry Health Care, Inc.*               154,560
      2,330         Express Scripts, Inc.*                    175,892
      6,262         HCA, Inc.                                 312,411
      3,671         Health Management Assoc., Inc. -
                    Class A                                    76,724
      2,389         Humana, Inc.*                             157,889
      2,100         Laboratory Corp. of America*              137,697
      1,456         Manor Care, Inc.                           76,120
      4,585         McKesson Corp.                            241,721
      4,611         Medco Health Solutions, Inc.*             277,167
      1,800         Patterson Cos., Inc.*                      60,498
      2,476         Quest Diagnostics, Inc.                   151,432
      6,941         Tenet Healthcare Corp.*                    56,500
     20,640         UnitedHealth Group, Inc.                1,015,488
      8,612         WellPoint, Inc.*                          663,554

                                                            5,103,386

Health Care Technology - 0.0%
      3,317         IMS Health, Inc.                           88,365

Hotels, Restaurants and Leisure - 1.5%
      6,814         Carnival Corp.                            320,462
      2,575         Darden Restaurants, Inc.                  109,360
      2,649         Harrah's Entertainment, Inc.              175,973
      5,226         Hilton Hotels Corp.                       145,544
      5,356         Int'l. Game Technology                    222,274
      4,086         Marriott Int'l., Inc. - Class A           157,883
     16,821         McDonald's Corp.                          658,038
     12,296         Starbucks Corp.*                          418,679
      3,141         Starwood Hotels & Resorts
                    Worldwide, Inc.                           179,634
      1,623         Wendy's Int'l., Inc.                      108,741
      3,052         Wyndham Worldwide Corp.*                   85,364
      4,234         Yum! Brands, Inc.                         220,380

                                                            2,802,332

Household Durables - 0.6%
      1,127         Black & Decker Corp.                       89,427
      2,084         Centex Corp.                              109,660
      4,100         D.R. Horton, Inc.                          98,195
      2,219         Fortune Brands, Inc.                      166,669
        900         Harman Int'l. Inds., Inc.                  75,096
      1,236         KB Home                                    54,137
      2,782         Leggett & Platt, Inc.                      69,633
      2,100         Lennar Corp. -  Class A                    95,025
      3,827         Newell Rubbermaid, Inc.                   108,381
      2,692         Pulte Homes, Inc.                          85,767
        811         Snap-On, Inc.                              36,130
      1,228         Stanley Works                              61,216
      1,060         Whirlpool Corp.                            89,157

                                                            1,138,493


Shares                                                         Value
---------------------------------------------------------------------
Household Products - 2.2%
      1,690         Clorox Co.                      $         106,470
      8,248         Colgate-Palmolive Co.                     512,201
      6,804         Kimberly-Clark Corp.                      444,709
     46,301         Procter & Gamble Co.                    2,869,736

                                                            3,933,116

Independent Power Producers and Energy Traders - 0.4%
     10,232         AES Corp.*                                208,631
      2,535         Constellation Energy Group, Inc.          150,072
      4,647         Dynegy, Inc. - Class A*                    25,744
      6,690         TXU Corp.                                 418,259

                                                              802,706

Industrial Conglomerates - 4.0%
     11,794         3M Co.                                    877,709
    151,566         General Electric Co.                    5,350,280
      2,056         Textron, Inc.                             179,900
     31,410         Tyco Int'l. Ltd.                          879,166

                                                            7,287,055

Information Technology Services - 1.0%
      2,100         Affiliated Computer Svcs., Inc. -
                    Class A*                                  108,906
      9,179         Automatic Data Processing, Inc.           434,534
      2,951         Computer Sciences Corp.*                  144,953
      2,482         Convergys Corp.*                           51,253
      7,704         Electronic Data Systems Corp.             188,902
     12,005         First Data Corp.                          504,210
      2,689         Fiserv, Inc.*                             126,625
      6,010         Paychex, Inc.                             221,468
      1,910         Sabre Hldgs. Corp. - Class A               44,675
      4,516         Unisys Corp.*                              25,561

                                                            1,851,087

Insurance - 4.8%
      4,286         ACE Ltd.                                  234,573
      7,659         AFLAC, Inc.                               350,476
      9,558         Allstate Corp.                            599,573
      1,504         Ambac Financial Group, Inc.               124,456
     39,706         American Int'l. Group, Inc.             2,630,919
      4,649         Aon Corp.                                 157,462
      5,778         Chubb Corp.                               300,225
      3,377         Cincinnati Financial Corp.                162,299
      6,100         Genworth Financial, Inc. - Class A        213,561
      4,461         Hartford Financial Svcs. Group, Inc.      386,992
      4,765         Lincoln Nat'l. Corp.                      295,811
      6,753         Loews Corp.                               255,939
      7,535         Marsh & McLennan Cos., Inc.               212,110
      2,115         MBIA, Inc.                                129,946
     11,597         MetLife, Inc.                             657,318
      4,016         Principal Financial Group, Inc.           217,988
     11,744         Progressive Corp.                         288,198
      7,527         Prudential Financial, Inc.                573,934
      1,823         SAFECO Corp.                              107,429
     10,367         St. Paul Travelers Cos., Inc.             486,109
        931         Torchmark Corp.                            58,755
      4,975         UnumProvident Corp.                        96,465

Shares                                                         Value
---------------------------------------------------------------------
      2,213         XL Capital Ltd. - Class A       $         152,033

                                                            8,692,571

Internet and Catalog Retail - 0.1%
      4,900         Amazon.com, Inc*                          157,388

Internet Software and Services - 1.3%
     17,312         eBay, Inc.*                               490,969
      3,000         Google, Inc. - Class A*                 1,205,700
      3,300         VeriSign, Inc.*                            66,660
     20,701         Yahoo! Inc.*                              523,321

                                                            2,286,650

Leisure Equipment and Products - 0.2%
      1,223         Brunswick Corp.                            38,145
      4,324         Eastman Kodak Co.                          96,858
      2,426         Hasbro, Inc.                               55,191
      6,117         Mattel, Inc.                              120,505

                                                              310,699

Life Sciences Tools and Services - 0.3%
      3,019         Applera Corp.-Applied
                    Biosystems Group                           99,959
      1,700         Fisher Scientific Int'l., Inc.*           133,008
        653         Millipore Corp.*                           40,029
      2,010         PerkinElmer, Inc.                          38,049
      2,568         Thermo Electron Corp.*                    100,999
      2,045         Waters Corp.*                              92,598

                                                              504,642

Machinery - 1.4%
     10,476         Caterpillar, Inc.                         689,321
        571         Cummins, Inc.                              68,080
      3,776         Danaher Corp.                             259,298
      3,730         Deere & Co.                               312,984
      2,911         Dover Corp.                               138,098
      2,354         Eaton Corp.                               162,073
      5,742         Illinois Tool Works, Inc.                 257,816
      5,306         Ingersoll-Rand Co. Ltd. -
                    Class A                                   201,522
      2,512         ITT Inds., Inc.                           128,790
      1,366         Navistar Int'l. Corp.*                     35,270
      3,700         PACCAR, Inc.                              210,974
      1,735         Pall Corp.                                 53,455
      1,682         Parker-Hannifin Corp.                     130,742

                                                            2,648,423

Media - 3.3%
     11,795         CBS Corp. - Class B                       332,265
      9,260         Clear Channel Comm., Inc.                 267,151
     32,394         Comcast Corp. - Class A*                1,193,719
      1,237         Dow Jones & Co., Inc.                      41,489
      4,065         Gannett Co., Inc.                         231,014
      5,651         Interpublic Group Cos., Inc.*              55,945
      5,632         McGraw-Hill Cos., Inc.                    326,825
        690         Meredith Corp.                             34,038
      2,319         New York Times Co. - Class A               53,291
     31,800         News Corp. - Class A                      624,870
      2,399         Omnicom Group, Inc.                       224,546
      1,400         Scripps E.W. Co. - Class A                 67,102
     58,218         Time Warner, Inc.                       1,061,314
      3,202         Tribune Co.                               104,769

Shares                                                         Value
---------------------------------------------------------------------
      3,287         Univision Comm., Inc. -
                    Class A*                        $         112,876
     10,995         Viacom, Inc. - Class B*                   408,794
     31,096         Walt Disney Co.                           961,177

                                                            6,101,185

Metals and Mining - 0.8%
     13,096         Alcoa, Inc.                               367,212
      1,448         Allegheny Technologies, Inc.               90,051
      2,626         Freeport-McMoran Copper &
                    Gold, Inc. - Class B                      139,861
      7,119         Newmont Mining Corp.                      304,337
      4,870         Nucor Corp.                               241,016
      2,850         Phelps Dodge Corp.                        241,395
      1,892         United States Steel Corp.                 109,131

                                                            1,493,003

Multiline Retail - 1.2%
      1,561         Big Lots, Inc.*                            30,923
      1,201         Dillards, Inc. - Class A                   39,309
      4,737         Dollar General Corp.                       64,565
      2,900         Family Dollar Stores, Inc.                 84,796
      8,336         Federated Department Stores, Inc.         360,199
      3,029         J.C. Penney Co., Inc.                     207,153
      5,280         Kohl's Corp.*                             342,778
      2,774         Nordstrom, Inc.                           117,340
      1,563         Sears Hldgs. Corp.*                       247,095
     12,045         Target Corp.                              665,486

                                                            2,159,644

Multi-Utilities - 1.3%
      3,771         Ameren Corp.                              199,071
      4,248         CenterPoint Energy, Inc.                   60,831
      2,596         CMS Energy Corp.*                          37,486
      3,075         Consolidated Edison, Inc.                 142,065
      4,770         Dominion Resources, Inc.                  364,857
      2,578         DTE Energy Co.                            107,013
     17,880         Duke Energy Corp.                         539,976
      2,816         KeySpan Corp.                             115,850
      4,276         NiSource, Inc.                             92,960
      5,044         PG&E Corp.                                210,083
      3,650         Public Svc. Enterprise Group, Inc.        223,343
      3,727         Sempra Energy                             187,282
      2,624         TECO Energy, Inc.                          41,066
      6,601         Xcel Energy, Inc.                         136,311

                                                            2,458,194

Office Electronics - 0.1%
     11,648         Xerox Corp.*                              181,243

Oil, Gas and Consumable Fuels - 7.4%
      7,352         Anadarko Petroleum Corp.                  322,238
      4,912         Apache Corp.                              310,439
      5,100         Chesapeake Energy Corp.                   147,798
     31,234         Chevron Corp.                           2,025,837
     22,527         ConocoPhillips                          1,341,032
      2,800         CONSOL Energy, Inc                         88,844
      7,142         Devon Energy Corp.                        451,017
     10,252         El Paso Corp.                             139,837
      3,148         EOG Resources, Inc.                       204,777
     88,380         Exxon Mobil Corp.                       5,930,298
      3,816         Hess Corp.                                158,059

Shares                                                         Value
---------------------------------------------------------------------
      1,448         Kinder Morgan, Inc.             $         151,823
      5,684         Marathon Oil Corp.                        437,100
      2,600         Murphy Oil Corp.                          123,630
     12,742         Occidental Petroleum Corp.                613,018
      2,338         Sunoco, Inc.                              145,400
      8,800         Valero Energy Corp.                       452,936
      9,907         Williams Cos., Inc.                       236,480
      5,466         XTO Energy, Inc.                          230,283

                                                           13,510,846

Paper and Forest Products - 0.3%
      7,547         Int'l. Paper Co.                          261,352
      1,413         Louisiana-Pacific Corp.                    26,522
      2,831         MeadWestvaco Corp.                         75,050
      4,011         Weyerhaeuser Co.                          246,797

                                                              609,721

Personal Products - 0.2%
      1,201         Alberto-Culver Co.                         60,759
      6,846         Avon Products, Inc.                       209,898
      1,900         Estee Lauder Cos., Inc. - Class A          76,627

                                                              347,284

Pharmaceuticals - 6.6%
     22,516         Abbott Laboratories                     1,093,377
      1,885         Allergan, Inc.                            212,270
      1,600         Barr Pharmaceuticals, Inc.*                83,104
     29,523         Bristol-Myers Squibb Corp.                735,713
     12,927         Eli Lilly & Co.                           736,839
      5,593         Forest Laboratories, Inc.*                283,062
     42,770         Johnson & Johnson                       2,777,484
      3,608         King Pharmaceuticals, Inc.*                61,444
     32,262         Merck & Co., Inc.                       1,351,778
      4,100         Mylan Laboratories, Inc.                   82,533
    109,992         Pfizer, Inc.                            3,119,373
     22,681         Schering-Plough Corp.                     501,023
        840         Watson Pharmaceuticals, Inc.*              21,983
     20,740         Wyeth                                   1,054,421

                                                           12,114,404

Real Estate Investment Trusts - 1.0%
      1,513         Apartment Investment &
                    Management Co. - Class A                   82,322
      2,900         Archstone-Smith Trust                     157,876
      1,200         Boston Properties, Inc.                   124,008
      6,439         Equity Office Pptys. Trust                256,015
      4,460         Equity Residential                        225,587
      3,100         Kimco Realty Corp.                        132,897
      2,659         Plum Creek Timber Co., Inc.                90,512
      2,678         ProLogis                                  152,807
      1,300         Public Storage, Inc.                      111,787
      2,560         Simon Ppty. Group, Inc.                   231,987
      2,100         Vornado Realty Trust                      228,900

                                                            1,794,698

Real Estate Management and Development - 0.0%
      3,815         Realogy Corp.*                             86,524

Road and Rail - 0.7%
      5,663         Burlington Northern Santa Fe              415,891
      6,074         CSX Corp.                                 199,409

Shares                                                         Value
---------------------------------------------------------------------
      6,560         Norfolk Southern Corp.          $         288,968
        810         Ryder System, Inc.                         41,861
      4,000         Union Pacific Corp.                       352,000

                                                            1,298,129

Semiconductors and Semiconductor Equipment - 2.6%
      5,369         Advanced Micro Devices, Inc.*             133,420
      5,686         Altera Corp.*                             104,509
      5,668         Analog Devices, Inc.                      166,582
     24,299         Applied Materials, Inc.                   430,821
      6,292         Broadcom Corp. - Class A*                 190,899
      5,113         Freescale Semiconductor, Inc. -
                    Class B*                                  194,345
     81,114         Intel Corp.                             1,668,515
      2,341         KLA-Tencor Corp.                          104,104
      4,550         Linear Technology Corp.                   141,596
      5,783         LSI Logic Corp.*                           47,536
      4,899         Maxim Integrated Products, Inc.           137,515
      8,530         Micron Technology, Inc.*                  148,422
      6,136         National Semiconductor Corp.              144,380
      2,577         Novellus Systems, Inc.*                    71,280
      5,520         NVIDIA Corp.*                             163,337
      3,235         PMC-Sierra, Inc.*                          19,216
      2,493         Teradyne, Inc.*                            32,808
     24,580         Texas Instruments, Inc.                   817,285
      5,339         Xilinx, Inc.                              117,191

                                                            4,833,761

Software - 3.3%
      7,500         Adobe Systems, Inc.*                      280,875
      3,550         Autodesk, Inc.*                           123,469
      3,499         BMC Software, Inc.*                        95,243
      6,048         CA, Inc.                                  143,277
      2,659         Citrix Systems, Inc.*                      96,282
      5,272         Compuware Corp.*                           41,069
      4,446         Electronic Arts, Inc.*                    247,553
      6,484         Intuit, Inc.*                             208,072
    127,576         Microsoft Corp.                         3,486,652
      6,727         Novell, Inc.*                              41,169
     58,999         Oracle Corp.*                           1,046,642
      1,521         Parametric Technology Corp.*               26,557
      8,731         Symantec Corp.*                           185,796

                                                            6,022,656

Specialty Retail - 2.1%
      4,489         AutoNation, Inc.*                          93,820
        833         AutoZone, Inc.*                            86,049
      4,634         Bed, Bath & Beyond, Inc.*                 177,297
      6,234         Best Buy Co., Inc.                        333,893
      2,929         Circuit City Stores, Inc.                  73,547
     10,290         Gap, Inc.                                 194,995
     29,667         Home Depot, Inc.                        1,076,022
      5,655         Limited Brands                            149,801
     24,106         Lowe's Cos., Inc.                         676,414
      4,230         Office Depot, Inc.*                       167,931
      1,654         OfficeMax, Inc.                            67,384
      2,665         RadioShack Corp.                           51,435
      2,265         Sherwin-Williams Co.                      126,342
     11,179         Staples, Inc.                             271,985

Shares                                                         Value
---------------------------------------------------------------------
      2,083         Tiffany & Co.                   $          69,156
      7,969         TJX Cos., Inc.                            223,371

                                                            3,839,442

Textiles, Apparel and Luxury Goods - 0.4%
      5,600         Coach, Inc.*                              192,640
      1,533         Hanesbrands, Inc.*                         34,508
      2,039         Jones Apparel Group, Inc.                  66,145
      1,864         Liz Claiborne, Inc.                        73,647
      2,906         NIKE, Inc. - Class B                      254,624
      1,473         V.F. Corp.                                107,455

                                                              729,019

Thrifts and Mortgage Finance - 1.6%
      8,654         Countrywide Financial Corp.               303,236
     10,495         Federal Home Loan Mortgage Corp.          696,134
     14,754         Federal National Mortgage Assn.           824,896
      3,752         Golden West Financial Corp.               289,842
      1,532         MGIC Investment Corp.                      91,874
      5,355         Sovereign Bancorp, Inc.                   115,186
     15,464         Washington Mutual, Inc.                   672,220

                                                            2,993,388

Tobacco - 1.5%
     31,165         Altria Group, Inc.                      2,385,681
      3,090         Reynolds American, Inc.                   191,487
      2,362         UST, Inc.                                 129,508

                                                            2,706,676

Trading Companies and Distributors - 0.1%
      1,444         W.W. Grainger, Inc.                        96,777

Wireless Telecommunication Services - 0.6%
      5,814         ALLTEL Corp.                              322,677
     45,819         Sprint Nextel Corp.                       785,796

                                                            1,108,473

                    Total Common Stocks                   180,773,803
                    (Cost $155,069,772)


Principal
Amount                                                         Value
---------------------------------------------------------------------
U.S. Government Securities - 0.2%
U.S. Treasury Bills - 0.2%
                    U.S. Treasury Bills
   $260,000         4.931% due 11/16/2006(1)        $         258,326
    150,000         4.98% due 11/2/2006(1)                    149,312

                                                              407,638

                    Total U.S. Government Securities          407,638
                    (Cost $407,638)

Repurchase Agreement - 1.0%
 $1,859,000         State Street Bank and Trust Co. $       1,859,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $1,859,787 at
                    5.08%, due 10/2/2006(2)
                    (Cost $1,859,000)

Total Investments - 100.0%                                183,040,441
(Cost $157,336,410)
Cash, Receivables, and Other Assets
Less Liabilities - 0.0%                                        23,297

Net Assets - 100%                                   $     183,063,738


*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $1,892,000 in U.S. Treasury Note, 3.00%, due 12/31/2006, with a value of $1,896,354.

---------------------------------------------------------------------
Contracts  Descripti          Expiration                  Unrealized
                                                         Appreciation
Purchased Futures Contracts
     6     S & P 500           12/2006              $          47,295
---------------------------------------------------------------------

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes is substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     48,302,030
Gross unrealized depreciation .................      (22,597,999)
					          --------------
Net unrealized appreciation ................... $     25,704,031
                                                  ==============
-------------------------------------------------------------------

The Guardian Baillie Gifford International Growth Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 95.4%
Australia - 5.0%
Beverages - 0.4%
     63,800         Fosters Group Ltd.              $         306,572
Commercial Banks - 1.2%
     24,304         Australia and NZ Banking
                    Group Ltd.                                487,091
     20,800         Westpac Banking Corp.                     352,457

                                                              839,548
Commercial Services and Supplies - 0.5%
     34,500         Brambles Inds. Ltd.                       328,213
Construction Materials - 0.2%
     24,000         James Hardie Inds. NV                     133,591
Food and Staples Retailing - 0.5%
     25,306         Woolworths Ltd.                           382,551
Insurance - 0.3%
     29,000         AMP Ltd.                                  193,447
Media - 0.1%
     33,000         John Fairfax Hldgs. Ltd.                  103,909
Metals and Mining - 1.2%
     45,406         BHP Billiton Ltd.                         868,336
Oil, Gas and Consumable Fuels - 0.3%
      8,400         Woodside Petroleum Ltd.                   246,006
Real Estate Investment Trusts - 0.3%
     17,000         Westfield Group                           238,723

                                                            3,640,896

Belgium - 1.8%
Diversified Financial Services - 1.8%
     12,603         Groupe Bruxelles Lambert S.A.           1,345,458

Denmark - 3.5%
Chemicals - 1.2%
     11,980         Novozymes AS - Class B                    914,091
Commercial Banks - 2.3%
     42,840         Danske Bank AS                          1,685,395

                                                            2,599,486

Finland - 2.3%
Construction and Engineering - 2.3%
     34,200         Kone OYJ - Class B                      1,659,586

France - 12.5%
Beverages - 1.0%
      3,340         Pernod-Ricard S.A.                        695,340
Diversified Financial Services - 1.5%
      9,517         Eurazeo                                 1,096,296
Food and Staples Retailing - 1.9%
     21,334         Carrefour S.A.                          1,348,669
Health Care Equipment and Supplies - 2.5%
     17,790         Essilor Int'l. S.A.                     1,822,471
Oil, Gas and Consumable Fuels - 2.2%
     25,000         Total S.A.                              1,641,317
Personal Products - 1.8%
     13,091         L'Oreal S.A.                            1,330,293
Pharmaceuticals - 1.6%
     13,265         Sanofi-Aventis                          1,181,371

                                                            9,115,757

Germany - 6.2%
Diversified Financial Services - 1.0%
      5,000         Deutsche Boerse AG                        752,310

Shares                                                         Value
---------------------------------------------------------------------
Health Care Providers and Services - 2.2%
     31,200         Celesio AG                      $       1,627,212
Software - 2.0%
      7,163         SAP AG                                  1,421,261
Textiles, Apparel and Luxury Goods - 1.0%
     15,080         Adidas-Salomon AG                         709,769

                                                            4,510,552

Hong Kong - 1.9%
Commercial Banks - 0.2%
     74,500         BOC Hong Kong Hldgs. Ltd.                 167,519
Distributors - 0.5%
    136,400         Li & Fung Ltd.                            336,816
Diversified Financial Services - 0.3%
     32,000         Hong Kong Exchanges &
                    Clearing Ltd.                             233,893
Media - 0.1%
     20,000         Television Broadcasts Ltd.                107,808
Real Estate Management and Development - 0.8%
     28,000         Cheung Kong Hldgs. Ltd.                   300,606
    125,000         Hang Lung Pptys. Ltd.                     266,633

                                                              567,239

                                                            1,413,275

Ireland - 3.1%
Commercial Banks - 1.4%
     39,230         Allied Irish Banks PLC                  1,045,153
Construction Materials - 1.7%
     35,380         CRH PLC                                 1,195,284

                                                            2,240,437

Japan - 20.4%
Automobiles - 1.4%
     94,100         Nissan Motor Co. Ltd.                   1,055,037
Building Products - 1.3%
     76,000         Asahi Glass Co.                           938,407
Commercial Banks - 1.4%
         77         Mitsubishi UFJ Financial
                    Group, Inc.                               991,864
Diversified Financial Services - 0.1%
      1,200         Promise Co.                                47,797
Electrical Equipment - 0.8%
     69,000         Mitsubishi Electric Corp.                 581,822
Electronic Equipment and Instruments - 2.5%
      3,700         Keyence Corp.                             852,882
     10,300         Nidec Corp.                               777,737
     20,000         YASKAWA Electric Corp.                    196,610

                                                            1,827,229
Insurance - 1.2%
     70,000         Mitsui Sumitomo Insurance
                    Co.                                       876,186
Internet Software and Services - 0.4%
        783         Rakuten, Inc.                             307,228
Machinery - 1.0%
     24,900         Daikin Inds. Ltd.                         738,559
Marine - 1.1%
    113,000         Mitsui O.S.K. Lines Ltd.                  836,009
Office Electronics - 2.1%
     28,950         Canon, Inc.                             1,511,288
Paper and Forest Products - 0.7%
        140         Nippon Paper Group, Inc.                  507,797

Shares                                                         Value
---------------------------------------------------------------------
Real Estate Management and Development - 0.5%
     12,000         Sumitomo Realty & Dev't.
                    Co. Ltd.                        $         352,881
Road and Rail - 1.0%
    105,000         Tokyu Corp.                               722,542
Specialty Retail - 1.0%
      7,600         Yamada Denki Co. Ltd.                     762,576
Tobacco - 1.2%
        230         Japan Tobacco, Inc.                       894,661
Trading Companies and Distributors - 1.8%
     16,400         Hitachi High-Technologies
                    Corp.                                     464,203
     67,000         Mitsui & Co. Ltd.                         852,831

                                                            1,317,034
Wireless Telecommunication Services - 0.9%
        104         KDDI Corp.                                648,678

                                                           14,917,595

New Zealand - 0.1%
Diversified Telecommunication Services - 0.1%
     36,800         Telecom. Corp. of New
                    Zealand                                   104,516

Russia - 0.7%
Oil, Gas and Consumable Fuels - 0.3%
      5,300         OAO Gazprom ADR                           229,490
Wireless Telecommunication Services - 0.4%
      7,100         Mobile TeleSystems ADR                    268,167

                                                              497,657

Singapore - 0.3%
Industrial Conglomerates - 0.3%
     27,000         Keppel Corp. Ltd.                         251,955

South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
      1,080         Samsung Electronics Co.
                    Ltd. GDR+                                 379,080

Spain - 2.1%
Diversified Financial Services - 1.0%
     12,300         Corp. Financiera Alba S.A.                737,152
Tobacco - 1.1%
     16,720         Altadis S.A.                              794,171

                                                            1,531,323

Sweden - 6.4%
Commercial Banks - 1.5%
     39,376         Svenska Handelsbanken AB -
                    Class A                                 1,066,079
Health Care Equipment and Supplies - 1.3%
     51,430         Getinge AB - Class B                      942,353
Machinery - 3.6%
     74,580         Atlas Copco AB - Class B                1,871,333
     67,395         Sandvik AB                                774,104

                                                            2,645,437

                                                            4,653,869

Switzerland - 7.1%
Building Products - 1.0%
        610         Geberit AG                                743,415
Commercial Banks - 2.9%
     35,620         UBS AG                                  2,130,648
Food Products - 1.5%
      3,150         Nestle S.A.                             1,098,281

Shares                                                         Value
---------------------------------------------------------------------
Health Care Equipment and Supplies - 0.8%
      2,600         Straumann Hldg. AG              $         559,816
Machinery - 0.9%
     13,280         Schindler Hldg. AG                        692,408

                                                            5,224,568

Taiwan - 0.3%
Semiconductors and Semiconductor Equipment - 0.3%
     22,326         Taiwan Semiconductor Mfg.
                    Co. Ltd. ADR                              214,330

United Kingdom - 21.2%
Commercial Banks - 2.9%
     43,664         Royal Bank of Scotland                  1,502,820
     23,000         Standard Chartered PLC                    588,865

                                                            2,091,685
Commercial Services and Supplies - 1.3%
     56,000         Capita Group PLC                          573,818
    141,000         Hays PLC                                  381,319

                                                              955,137
Food Products - 1.0%
     67,000         Cadbury Schweppes PLC                     712,865
Health Care Equipment and Supplies - 0.5%
     44,000         Smith & Nephew PLC                        404,536
Hotels, Restaurants and Leisure - 1.0%
     14,800         Carnival PLC                              707,709
Media - 2.5%
     73,000         Reed Elsevier PLC                         809,493
     90,805         Yell Group PLC                          1,012,030

                                                            1,821,523
Metals and Mining - 0.9%
     40,000         BHP Billiton PLC                          690,228
Oil, Gas and Consumable Fuels - 5.4%
     68,000         BG Group PLC                              825,953
     20,500         Cairn Energy PLC*                         715,541
    126,097         John Wood Group PLC                       542,793
     56,000         Royal Dutch Shell PLC -
                    Class A                                 1,846,698

                                                            3,930,985
Pharmaceuticals - 2.0%
     56,302         GlaxoSmithKline PLC                     1,498,391
Specialty Retail - 1.3%
    200,000         Kingfisher PLC                            917,996
Tobacco - 1.6%
     42,000         Gallaher Group PLC                        687,009
     14,000         Imperial Tobacco Group PLC                466,391

                                                            1,153,400
Trading Companies and Distributors - 0.8%
     29,000         Wolseley PLC                              611,136

                                                           15,495,591

                    Total Common Stocks                    69,795,931
                    (Cost $49,169,852)

Preferred Stocks - 2.0%
Brazil - 2.0%
Commercial Banks - 0.5%
     13,100         Banco Itau Hldg. Financeira
                    S.A. ADR                        $         393,000
Oil, Gas and Consumable Fuels - 1.5%
     14,700         Petroleo Brasileiro S.A. ADR            1,100,148

                    Total Preferred Stocks                  1,493,148
                    (Cost $635,331)


Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 2.2%
 $     1,593,000    State Street Bank and Trust Co. $       1,593,000
                    repurchase agreement,
                    dated 9/29/2006, maturity
                    value $1,593,332 at
                    2.50%, due 10/2/2006(1)
                    (Cost $1,593,000)

Total Investments - 99.6%                                  72,882,079
(Cost $51,398,183)
Cash, Receivables, and Other
Assets Less Liabilities - 0.4%                                299,691

Net Assets - 100%                                   $      73,181,770

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $379,080 representing 0.5% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,605,000 in U.S. Treasury Note, 4.50%, due 11/15/2010, with a value of $1,627,069.
Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     22,180,457
Gross unrealized depreciation .................         (696,561)
					          --------------
Net unrealized appreciation ................... $     21,483,896
                                                  ==============
-------------------------------------------------------------------

The Guardian Baillie Gifford Emerging Markets Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                         Value
---------------------------------------------------------------------
Common Stocks - 93.0%
Argentina - 0.0%
Food and Staples Retailing - 0.0%
     11,480         Imp. Y Exp. Patagonia           $          72,108

Bolivia - 0.5%
Metals and Mining - 0.5%
     63,000         Apex Silver Mines Ltd.*                 1,049,580

Brazil - 5.3%
Metals and Mining - 1.2%
    121,200         Comp. Vale Do Rio Doce ADR              2,613,072
Oil, Gas and Consumable Fuels - 3.6%
     89,300         Petroleo Brasileiro S.A. ADR            7,486,019
Textiles, Apparel and Luxury Goods - 0.5%
     18,000         Lojas Renner S.A.                       1,043,310

                                                           11,142,401

Chile - 0.5%
Commercial Banks - 0.5%
     21,000         Banco Santander Chile ADR                 950,250

Egypt - 1.9%
Construction Materials - 0.9%
     21,000         Orascom Construction Inds. GDR          1,822,800
Wireless Telecommunication Services - 1.0%
     40,392         Orascom Telecom Hldg. SAE GDR           2,230,850

                                                            4,053,650

Hong Kong - 3.7%
Automobiles - 0.3%
  2,048,000         Denway Motors Ltd.                        743,858
Diversified Telecommunication Services - 0.8%
    937,000         Hutchison Telecom. Int'l. Ltd.*         1,645,126
Electronic Equipment and Instruments - 0.8%
    444,500         Kingboard Chemical Hldgs. Ltd.          1,608,771
Specialty Retail - 0.2%
    431,000         GOME Electrical Appliance
                    Hldgs. Ltd.                               344,065
Wireless Telecommunication Services - 1.6%
    489,000         China Mobile (Hong Kong) Ltd.           3,464,346

                                                            7,806,166

India - 5.5%
Information Technology Services - 2.9%
    128,400         Infosys Technologies Ltd. ADR           6,128,532
Oil, Gas and Consumable Fuels - 2.6%
     83,300         Reliance Inds. Ltd. GDR+                5,324,536

                                                           11,453,068

Indonesia - 3.2%
Commercial Banks - 1.2%
  4,871,000         PT Bank Rakyat Indonesia                2,592,928
Diversified Telecommunication Services - 2.0%
  2,563,000         PT Indosat Tbk                          1,433,943
  2,857,000         PT Telekomunikasi Indonesia             2,622,667

                                                            4,056,610

                                                            6,649,538

Israel - 3.1%
Chemicals - 0.7%
    294,362         Makhteshim-Agan Inds. Ltd.              1,453,960

Shares                                                         Value
---------------------------------------------------------------------
Commercial Banks - 1.0%
    444,000         Bank Hapoalim Ltd.              $       2,098,174
Pharmaceuticals - 1.4%
     88,200         Teva Pharmaceutical Inds.
                    Ltd. ADR                                3,006,738

                                                            6,558,872

Luxembourg - 1.1%
Wireless Telecommunication Services - 1.1%
     55,000         Millicom Int'l. Cellular S.A.*          2,250,600

Malaysia - 3.2%
Commercial Banks - 1.0%
  1,179,000         Bumiputra-Commerce Hldgs.
                    Berhad                                  2,125,908
Electric Utilities - 0.8%
    603,000         Tenaga Nasional Berhad                  1,585,982
Food Products - 1.1%
    506,400         IOI Corp. Berhad                        2,224,425
Real Estate Management and Development - 0.3%
    730,000         SP Setia Berhad                           748,211

                                                            6,684,526

Mexico - 6.6%
Commercial Banks - 1.7%
  1,122,800         Grupo Fin. Banorte S.A. de C.V.         3,518,240
Construction and Engineering - 0.6%
    336,584         Empresas ICA S.A. de C.V.*              1,213,744
Food and Staples Retailing - 1.0%
    659,022         Wal-Mart de Mexico S.A. de C.V.         2,244,449
Household Durables - 0.5%
    202,000         Consorcio Ara S.A. de C.V.                993,123
Wireless Telecommunication Services - 2.8%
     95,200         America Movil S.A. de C.V. ADR          3,748,024
    306,000         America Telecom S.A. de C.V.*           2,075,946

                                                            5,823,970

                                                           13,793,526

Mozambique - 0.4%
Metals and Mining - 0.4%
  1,080,000         Kenmare Resources PLC*                    742,819

People's Republic of China - 4.8%
Electric Utilities - 1.3%
  2,284,000         Datang Int'l. Power Generation
                    Co. Ltd.                                1,714,847
  1,542,000         Huaneng Power Int'l., Inc.              1,110,249

                                                            2,825,096
Energy Equipment and Services - 0.9%
  1,135,000         China Shenhua Energy Co., Ltd.          1,826,698
Oil, Gas and Consumable Fuels - 2.6%
  3,419,000         CNOOC Ltd.                              2,839,074
  2,428,000         PetroChina Co. Ltd.                     2,608,240

                                                            5,447,314

                                                           10,099,108

Russia - 8.6%
Diversified Consumer Services - 0.6%
     49,000         AFK Sistema GDR                         1,281,350
Oil, Gas and Consumable Fuels - 7.2%
     39,900         LUKOIL ADR                              3,012,450
    205,250         OAO Gazprom ADR                         8,887,325

Shares                                                         Value
---------------------------------------------------------------------
    391,700         OAO Rosneft Oil Co. GDR*        $       3,110,098

                                                           15,009,873
Wireless Telecommunication Services - 0.8%
     26,000         VimpelCom ADR*                          1,575,340

                                                           17,866,563

South Africa - 7.6%
Commercial Banks - 0.9%
     55,000         ABSA Group Ltd.                           706,585
    475,000         FirstRand Ltd.                          1,085,539

                                                            1,792,124
Food and Staples Retailing - 0.3%
     93,811         Massmart Hldgs. Ltd.                      689,320
Industrial Conglomerates - 0.4%
     48,268         Imperial Hldgs. Ltd.*                     805,505
Media - 0.5%
     70,000         Naspers Ltd.                            1,080,956
Metals and Mining - 3.7%
     24,135         Anglo American Platinum Corp.           2,452,484
     67,800         Anglo American PLC                      2,823,176
      8,500         Impala Platinum Hldgs. Ltd.             1,410,265
     21,000         Lonmin PLC                              1,005,753

                                                            7,691,678
Oil, Gas and Consumable Fuels - 1.8%
    113,000         Sasol Ltd.                              3,735,055

                                                           15,794,638

South Korea - 19.0%
Beverages - 0.4%
      7,130         Hite Brewery Co. Ltd.                     881,549
Commercial Banks - 1.0%
    121,530         Industrial Bank of Korea                2,080,509
Commercial Services and Supplies - 0.9%
     45,960         S1 Corp.                                1,789,735
Construction and Engineering - 1.2%
     57,270         Hyundai Development Co.                 2,553,941
Diversified Financial Services - 1.0%
     45,900         Hana Financial Group, Inc.              2,100,254
Food and Staples Retailing - 0.4%
      3,900         Orion Corp.                               898,446
Household Durables - 1.0%
     82,000         Woongjin Coway Co. Ltd.                 2,001,691
Industrial Conglomerates - 1.1%
     73,430         Hanwha Corp.                            2,316,269
Insurance - 3.1%
    150,000         Hyundai Marin & Fire Ins.
                    Co. Ltd.                                1,981,401
     28,700         Samsung Fire & Marine Ins.
                    Co. Ltd.                                4,412,818

                                                            6,394,219
Marine - 3.2%
     67,000         Daewoo Shipbuilding & Marine
                    Engineering Co. Ltd.                    2,166,543
    181,200         Samsung Heavy Inds. Co. Ltd.            4,423,249

                                                            6,589,792
Oil, Gas and Consumable Fuels - 0.5%
     31,500         GS Hldgs. Corp.                         1,101,818
Pharmaceuticals - 1.2%
     15,835         Yuhan Corp.                             2,459,838
Trading Companies and Distributors - 4.0%
    265,700         Samsung Corp.                           8,423,333

Shares                                                         Value
---------------------------------------------------------------------
Taiwan - 13.1%
Chemicals - 0.5%
    615,000         Taiwan Fertilizer Co. Ltd.      $         999,683
Commercial Banks - 1.4%
  3,485,000         Chang Hwa Commercial Bank*              2,100,634
  1,686,000         Taishin Financial Hldgs. Co. Ltd.*        853,252

                                                            2,953,886
Computers and Peripherals - 2.1%
    162,000         High Tech Computer Corp.                4,287,696
Diversified Financial Services - 2.1%
  2,489,602         Shin Kong Financial Hldg.
                     Co. Ltd.                               2,290,456
  4,509,570         SinoPac Hldgs.                          2,152,767

                                                            4,443,223
Electronic Equipment and Instruments - 2.7%
    943,164         Hon Hai Precision Inds.
                    Co. Ltd.                                5,742,051
Insurance - 0.4%
  1,540,000         China Life Insurance Co. Ltd.*            746,794
Multiline Retail - 0.7%
  3,038,360         Far Eastern Dept. Stores Ltd.           1,455,035
Semiconductors and Semiconductor Equipment - 3.2%
  3,738,589         Taiwan Semiconductor Mfg.               6,743,523

                                                           27,371,891

Thailand - 3.2%
Beverages - 0.5%
  5,806,000         Thai Beverage Pub. Co. Ltd.             1,079,930
Commercial Banks - 1.0%
    692,600         Bangkok Bank Pub. Co. Ltd.              1,972,274
Diversified Financial Services - 0.3%
  1,165,000         TISCO Finance Pub. Co. Ltd.               691,404
Oil, Gas and Consumable Fuels - 1.4%
  1,018,600         PTT Exploration & Production
                    Pub. Co., Ltd.                          2,873,496

                                                            6,617,104

Turkey - 1.7%
Commercial Banks - 0.9%
    615,274         Turkiye Garanti Bankasi A.S.            1,819,424
Wireless Telecommunication Services - 0.8%
    337,048         Turkcell Iletisim Hizmetleri A.S.       1,713,049

                                                            3,532,473

                    Total Common Stocks                   194,080,275
                    (Cost $138,659,322)

Preferred Stocks - 3.1%
Brazil - 3.1%
Commercial Banks - 3.1%
  1,585,160         Itausa-Investimentos Itau S.A.  $       6,526,293
Food Products - 0.0%
  4,700,000         Comp. Lorenz S.A.*++                            0

                    Total Preferred Stocks                  6,526,293
                    (Cost $2,338,716)


Principal
Amount                                                         Value
---------------------------------------------------------------------
Repurchase Agreement - 3.8%
 $     7,833,000    State Street Bank and Trust Co. $       7,833,000
                    repurchase agreement
                    dated 9/29/2006, maturity
                    value $7,834,632 at
                    2.50%, due 10/2/2006(1)
                    (Cost $7,833,000)

Total Investments - 99.9%                                 208,439,568
(Cost $148,831,038)
Cash, Receivables, and Other
Assets Less Liabilities - 0.1%                                164,692

Net Assets - 100%                                   $     208,604,260

*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006 , the aggregate market value of these securities amounted to $3,110,098 representing 1.5% of net assets.
++ At 6/30/2006, these securities have been deemed illiquid by the investment adviser with a market value of $0.
(1) The repurchase agreement is fully collateralized by $8,025,000 in U.S. Treasury Bond, 3.875%, due 5/15/2009, with a value of $7,992,804.
Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt .

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     62,720,196
Gross unrealized depreciation .................       (3,111,666)
					          --------------
Net unrealized appreciation ................... $     59,608,530
                                                  ==============
-------------------------------------------------------------------

The Guardian Investment Quality Bond Fund

 Schedule of Investments

September 30, 2006 (Unaudited)

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
Asset Backed Securities - 10.4%
$     1,495,000  Ameriquest Mtg. Secs., Inc.          $   1,461,260
                 2003-5 A6
                 4.541% due 4/25/2033(1)
         36,088  Amresco                                     35,940
                 1997-1 MIF
                 7.42% due 3/25/2027
        800,000  Capital Auto Receivables Asset Tr.         801,840
                 2006-SN1A A3
                 5.31% due 10/20/2009+
      1,264,000  Carmax Auto Owner Tr.                    1,247,670
                 2005-1 A4
                 4.35% due 3/15/2010
        128,477  Caterpillar Financial Asset Tr.            126,915
                 2004-A A3
                 3.13% due 1/26/2009
        175,000  Chase Funding Mtg. Loan                    167,984
                 2004-1 1A6
                 4.266% due 6/25/2015
        467,000  CitiFinancial Mtg. Sec., Inc.              455,263
                 2003-3 AF5
                 4.553% due 8/25/2033
                 Countrywide Asset-Backed Certificates
         82,110  2004-10 AF3                                 81,530
                 3.842% due 10/25/2030
        248,936  2004-S1 A2                                 245,025
                 3.872% due 3/25/2020
      1,500,000  New Century Home Equity Loan Tr.         1,479,629
                 2005-A A4
                 5.114% due 8/25/2035(1)
      1,310,000  Renaissance Home Equity Loan Tr.         1,290,038
                 2005-2 AF3
                 4.499% due 8/25/2035(1)
                 Residential Asset Mtg. Prods., Inc.
        300,000  2003-RZ4 A5                                295,451
                 4.66% due 2/25/2032
        750,000  2003-RS3 AI4                               751,801
                 5.67% due 4/25/2033
        684,357  Residential Funding Mtg. Secs.             674,138
                 2003-HS3 AI2
                 3.15% due 7/25/2018
      1,367,998  Vanderbilt Acquisition Loan Tr.          1,370,047
                 2002-1 A3
                 5.70% due 9/7/2023
      1,495,000  Volkswagen Auto Lease Tr.                1,483,478
                 2004-A A4A
                 3.09% due 8/20/2010

                Total Asset Backed Securities            11,968,009
                (Cost $12,077,598)

Collateralized Mortgage Obligations - 17.8%
      2,304,284  Banc of America Funding Corp.        $   2,240,197
                 2006-1 3A1
                 5.50% due 1/25/2036

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       606,721  Citigroup Mtg. Loan Tr.              $     606,361
                 2005-8 2A5
                 5.50% due 9/25/2035
                 Countrywide Home Loans
      2,768,946  2005-21 A2                               2,706,647
                 5.50% due 10/25/2035
        938,849  2002-19 1A1                                939,797
                 6.25% due 11/25/2032
                 FHLMC
        700,000  2626 KA                                    651,043
                 3.00% due 3/15/2030
        639,328  1534 Z                                     629,107
                 5.00% due 6/15/2023
        400,000  2663 VQ                                    382,757
                 5.00% due 6/15/2022
        235,895  2500 TD                                    235,715
                 5.50% due 2/15/2016
      1,200,000  2367 ME                                  1,246,227
                 6.50% due 10/15/2031
      2,423,851  J.P. Morgan Mtg. Tr.                     2,415,520
                 2005-S2 2A15
                 6.00% due 9/25/2035
        918,000  Mastr Asset Securitization Tr.             901,555
                 2003-10 3A7
                 5.50% due 11/25/2033
      1,776,449  Residential Funding Mtg. Secs.           1,757,552
                 2006-S3 A7
                 5.50% due 3/25/2036
                 Wells Fargo Mtg.-Backed Secs. Tr.
      1,220,000  2005-AR10 2A15                           1,189,811
                 4.109% due 6/25/2035(1)
      1,500,000  2003-11 1A3                              1,479,193
                 4.75% due 10/25/2018
      1,942,972  2005-5 1A1                               1,895,612
                 5.00% due 5/25/2020
      1,224,030  2006-1 A3                                1,196,490
                 5.00% due 3/25/2021

                Total Collateralized Mortgage Obligation 20,473,584
                (Cost $20,730,440)

Commercial Mortgage Backed Securities - 13.3%
      1,250,000  Banc of America Comm'l. Mtg. Tr.     $   1,299,142
                 2006-3 A4
                 5.889% due 7/10/2044
                 Chase Comm'l. Mtg. Secs. Corp.
        285,549  1998-2 A2                                  291,005
                 6.39% due 11/18/2030
        400,000  1997-1 C                                   400,898
                 7.37% due 6/19/2029
      1,200,000  Comm'l. Mtg. Pass-Though Certificates    1,242,140
                 2006-C7 AM
                 5.987% due 6/10/2046
      1,200,000  Credit Suisse Mtg. Capital Certificates  1,209,600
                 2006-C4 AM
                 5.509% due 9/15/2039

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$     1,500,000  Crown Castle Towers LLC              $   1,465,360
                 2005-1A AFX
                 4.643% due 6/15/2035(1)+
        186,407  First Union National Bank Comm'l. Mtg.     186,712
                 2000-C2 A1
                 6.94% due 10/15/2032
      1,500,000  GE Comm'l. Mtg. Corp.                    1,444,470
                 2005-C1 A5
                 4.772% due 6/10/2048
        414,689  GMAC Comm'l. Mtg. Secs., Inc.              417,547
                 1997-C1 A3
                 6.869% due 7/15/2029
                 J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
      1,300,000  2005-LDP5 A4                             1,293,658
                 5.345% due 12/15/2044(1)
      1,200,000  2006-RR1A A1                             1,205,280
                 5.609% due 10/18/2052+(1)
                 Merrill Lynch Mtg. Tr.
        200,000  2004-BPC1 A5                               193,680
                 4.855% due 10/12/2041(1)
      1,100,000  2006-C1 AM                               1,128,886
                 5.844% due 5/12/2039(1)
                 Morgan Stanley Capital I
      1,200,000  2006-HQ9 AM                              1,233,866
                 5.773% due 7/12/2044
        975,000  1999-RM1 E                               1,011,128
                 7.22% due 12/15/2031(1)
      1,200,000  Wachovia Bank Comm'l. Mtg. Tr.           1,204,377
                 2006-C23 A4
                 5.418% due 1/15/2045

                Total Commercial Mortgage Backed Securit 15,227,749
                (Cost $15,217,161)

Corporate Bonds - 21.3%
Aerospace and Defense - 0.7%
        200,000  General Dynamics Corp.               $     195,538
                 4.50% due 8/15/2010
        150,000  TRW, Inc.                                  185,086
                 7.75% due 6/1/2029
                 United Technologies Corp.
        100,000  4.375% due 5/1/2010                         97,664
        300,000  4.875% due 5/1/2015                        291,009

                                                            769,297

Automotive - 0.4%
                 DaimlerChrysler NA Hldg.
        150,000  4.05% due 6/4/2008                         146,476
         80,000  6.50% due 11/15/2013                        82,038
        250,000  Ford Motor Credit Co.                      249,829
                 6.50% due 1/25/2007

                                                            478,343

Building Materials - 0.3%
        350,000  CRH America, Inc.                          350,491
                 6.00% due 9/30/2016


Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --

Chemicals - 0.1%
$       100,000  Lubrizol Corp.                       $      97,542
                 5.50% due 10/1/2014

Diversified Manufacturing - 0.2%
        200,000  Siemens Financieringsmat                   205,066
                 6.125% due 8/17/2026+

Energy - 0.8%
        200,000  Anadarko Petroleum Corp.                   204,286
                 6.45% due 9/15/2036
        342,000  RAS Laffan Liquefied Natural Gas           331,247
                 3.437% due 9/15/2009+
        350,000  Western Oil Sands, Inc.                    375,375
                 8.375% due 5/1/2012

                                                            910,908

Energy-Refining - 0.3%
        250,000  Tosco Corp.                                323,451
                 8.125% due 2/15/2030

Entertainment - 0.2%
        250,000  Time Warner, Inc.                          270,559
                 7.57% due 2/1/2024

Finance Companies - 1.4%
        200,000  Capital One Bank                           202,926
                 5.75% due 9/15/2010
        500,000  CIT Group, Inc.                            500,789
                 5.63% due 5/18/2007(1)
        200,000  General Electric Capital Corp.             228,608
                 6.75% due 3/15/2032
        400,000  Household Finance Corp.                    419,642
                 6.375% due 11/27/2012
        250,000  Residential Capital Corp.                  250,978
                 6.125% due 11/21/2008

                                                          1,602,943

Financial - 1.6%
        250,000  Ameriprise Financial, Inc.                 251,484
                 5.65% due 11/15/2015
        575,000  Goldman Sachs Group, Inc.                  557,461
                 5.125% due 1/15/2015
                 Lehman Brothers Hldgs., Inc.
        200,000  4.25% due 1/27/2010                        194,193
        200,000  6.625% due 1/18/2012                       212,100
        250,000  Merrill Lynch & Co.                        242,400
                 5.00% due 1/15/2015
                 Morgan Stanley
        150,000  4.00% due 1/15/2010                        144,755
        200,000  4.75% due 4/1/2014                         190,196

                                                          1,792,589

Financial-Banks - 3.3%
        400,000  Bank of America Corp.                      393,277
                 4.875% due 9/15/2012
        300,000  BB&T Corp.                                 284,588
                 4.90% due 6/30/2017

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
                 Citigroup, Inc.
$       400,000  4.625% due 8/3/2010                  $     393,080
        500,000  5.00% due 9/15/2014                        487,138
        300,000  City Nat'l. Corp.                          293,995
                 5.125% due 2/15/2013
        200,000  Credit Suisse First Boston                 210,704
                 6.50% due 1/15/2012
        200,000  HSBC USA, Inc.                             190,622
                 4.625% due 4/1/2014
        450,000  J.P. Morgan Chase & Co.                    460,177
                 5.75% due 1/2/2013
        375,000  MBNA America Bank Nat'l.                   410,029
                 7.125% due 11/15/2012
        150,000  Sovereign Bank                             146,873
                 5.125% due 3/15/2013
        150,000  Wachovia Capital Tr. III                   150,407
                 5.80% due 3/15/2042(1)
        200,000  Wachovia Corp.                             197,795
                 5.25% due 8/1/2014
        150,000  Washington Mutual Bank                     150,295
                 5.65% due 8/15/2014

                                                          3,768,980

Food and Beverage - 0.6%
        125,000  Diageo Capital PLC                         123,956
                 5.50% due 9/30/2016
        300,000  Kellogg Co.                                288,709
                 2.875% due 6/1/2008
        300,000  Kraft Foods, Inc.                          296,546
                 5.25% due 10/1/2013

                                                            709,211

Gaming - 0.1%
        150,000  Harrahs Operating Co., Inc.                139,427
                 5.625% due 6/1/2015

Health Care - 0.3%
        350,000  Aetna Inc.                                 359,959
                 6.00% due 6/15/2016

Home Construction - 0.5%
        250,000  D. R. Horton, Inc.                         232,272
                 5.625% due 1/15/2016
        300,000  Ryland Group, Inc.                         297,665
                 5.375% due 6/1/2008

                                                            529,937

Insurance - 1.1%
        250,000  Genworth Financial, Inc.                   239,995
                 4.95% due 10/1/2015
        250,000  Metlife, Inc.                              242,927
                 5.70% due 6/15/2035
        300,000  Symetra Financial Corp.                    302,035
                 6.125% due 4/1/2016+
        300,000  UnumProvident Finance Co.                  307,874
                 6.85% due 11/15/2015+
        200,000  Willis Group NA                            191,890
                 5.625% due 7/15/2015

                                                          1,284,721

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
Media-Cable - 0.8%
$       650,000  Comcast Cable Comm., Inc.            $     675,894
                 6.875% due 6/15/2009
        300,000  Comcast Corp.                              300,145
                 6.45% due 3/15/2037

                                                            976,039

Media-NonCable - 1.2%
        150,000  News America Hldgs.                        172,982
                 8.00% due 10/17/2016
      1,150,000  Scholastic Corp.                         1,148,392
                 5.75% due 1/15/2007

                                                          1,321,374

Metals and Mining - 0.2%
        200,000  Noranda, Inc.                              200,644
                 6.00% due 10/15/2015

Natural Gas-Pipelines - 0.1%
        150,000  Kinder Morgan, Inc.                        150,123
                 6.50% due 9/1/2012

Paper and Forest Products - 0.3%
        200,000  Packaging Corp. of America                 196,281
                 5.75% due 8/1/2013
        150,000  Weyerhaeuser Co.                           156,770
                 6.75% due 3/15/2012

                                                            353,051

Pharmaceuticals - 0.7%
                 Genentech, Inc.
        300,000  4.75% due 7/15/2015                        288,104
        250,000  5.25% due 7/15/2035                        234,827
        125,000  Schering-Plough Corp.                      125,407
                 5.55% due 12/1/2013
        125,000  Wyeth                                      126,374
                 6.00% due 2/15/2036

                                                            774,712

Railroads - 0.6%
        100,000  Canadian Nat'l. Railway                    106,866
                 6.20% due 6/1/2036
        150,000  CSX Corp.                                  148,302
                 4.875% due 11/1/2009
        450,000  Norfolk Southern Corp.                     475,668
                 6.75% due 2/15/2011

                                                            730,836

Real Estate Investment Trusts - 0.9%
        100,000  EOP Operating LP                           105,856
                 7.00% due 7/15/2011
        200,000  ERP Operating LP                           196,749
                 5.375% due 8/1/2016
        150,000  Federal Realty Investment Tr.              155,383
                 6.20% due 1/15/2017
        200,000  Liberty Ppty. LP                           213,066
                 7.25% due 3/15/2011
        100,000  Regency Centers LP                         105,998
                 6.75% due 1/15/2012

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       250,000  Westfield Group                      $     249,505
                 5.40% due 10/1/2012+

                                                          1,026,557

Retailers - 0.5%
        250,000  CVS Corp.                                  237,275
                 4.875% due 9/15/2014
        200,000  J.C. Penny Co., Inc.                       216,713
                 7.40% due 4/1/2037
        150,000  Wal-Mart Stores, Inc.                      141,854
                 4.50% due 7/1/2015

                                                            595,842

Supermarkets - 0.1%
        100,000  Kroger Co.                                 110,595
                 7.50% due 4/1/2031

Technology - 0.2%
        250,000  Cisco Systems, Inc.                        251,988
                 5.50% due 2/22/2016

Utilities-Electric - 2.1%
        300,000  Alabama Power Co.                          286,688
                 5.65% due 3/15/2035
        200,000  Exelon Corp.                               193,831
                 4.45% due 6/15/2010
        200,000  FirstEnergy Corp.                          208,635
                 6.45% due 11/15/2011
        200,000  Florida Power & Light Co.                  177,999
                 4.95% due 6/1/2035
                 Nevada Power Co.
        350,000  5.875% due 1/15/2015                       348,424
        150,000  6.65% due 4/1/2036+                        155,025
        100,000  Pacific Gas & Electric Co.                 100,581
                 6.05% due 3/1/2034
        300,000  Potomac Edison Co.                         294,894
                 5.35% due 11/15/2014
        500,000  Public Service Co. of New Mexico           490,177
                 4.40% due 9/15/2008
        200,000  Public Service Electric Gas Co.            197,746
                 5.125% due 9/1/2012

                                                          2,454,000

Wireless Communications - 0.6%
        200,000  America Movil S.A. de C.V.                 191,141
                 6.375% due 3/1/2035
        400,000  New Cingular Wireless Svcs.                450,231
                 8.125% due 5/1/2012

                                                            641,372

Wireline Communications - 1.1%
        250,000  Deutsche Telekom Int'l. Finance BV         305,422
                 8.25% due 6/15/2030(1)
        100,000  Embarq Corp.                               102,010
                 7.082% due 6/1/2016


Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
                 France Telecom S.A.
        325,000  7.75% due 3/1/2011(1)                      356,062
$       115,000  8.50% due 3/1/2031(1)                $     150,046
        125,000  Verizon Communications                     123,351
                 5.55% due 2/15/2016
        200,000  Verizon Global Funding Corp.               188,432
                 5.85% due 9/15/2035

                                                          1,225,323

                Total Corporate Bonds                    24,405,880
                (Cost $24,396,214)

Mortgage Pass-Through Securities - 22.2%
                 FHLMC
      5,028,053  5.50% due 9/1/2034 - 12/1/2035       $   4,965,478
          2,947  7.00% due 8/1/2008                           2,970
      3,000,000  5.50%, (30 yr. TBA)                      2,957,814
      2,350,000  6.00%, (30 yr. TBA)                      2,361,750
                 FNMA
      7,060,484  5.00% due 8/1/2021 - 6/1/2036            6,831,023
        601,798  5.50% due 8/1/2019 - 9/1/2019              602,670
      1,229,984  6.00% due 12/1/2035                      1,235,969
      2,624,916  6.50% due 12/1/2017 - 8/1/2036           2,675,520
        447,975  7.00% due 2/1/2009 - 6/1/2032              461,268
        311,914  7.50% due 5/1/2027 - 2/1/2031              323,804
        118,368  8.00% due 6/1/2030 - 9/1/2030              124,842
        730,000  6.00%, (15 yr. TBA)                        740,950
      1,300,000  5.50%, (30 yr. TBA)                      1,280,500
                 GNMA
        292,569  6.00% due 12/15/2033                       296,494
        549,497  6.50% due 4/15/2033                        564,509

                Total Mortgage Pass-Through Securities   25,425,561
                (Cost $25,417,462)

Sovereign Debt Securities - 0.7%
                 Pemex Project Funding Master Tr.
        100,000  6.625% due 6/15/2035+                $      98,250
        350,000  7.875% due 2/1/2009                        366,450
        250,000  Quebec Province                            240,269
                 4.60% due 5/26/2015
        100,000  United Mexican States                       98,650
                 4.625% due 10/8/2008

                Total Sovereign Debt Securities             803,619
                (Cost $800,461)

Taxable Municipal Security - 0.2%
        200,000  Oregon Sch. Brds. Association        $     183,176
                 4.759% due 6/30/2028
                 (Cost $200,000)

U.S. Government Securities - 12.5%
U.S. Government Agency Securities - 5.6%
                 FHLB
      2,590,000  5.125% due 7/17/2018                 $   2,494,471
      1,995,000  5.20% due 3/28/2018                      1,913,574
                 FHLMC
        390,000  3.15% due 12/16/2008                       375,326
      1,418,000  5.00% due 7/2/2018                       1,354,547

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       310,000  FNMA                                 $     304,443
                 4.50% due 12/1/2009

                                                          6,442,361

U.S. Treasury Bonds and Notes - 6.9%
                 U.S. Treasury Bonds
      1,500,000  6.25% due 8/15/2023(2)                   1,741,524
      1,045,000  8.125% due 8/15/2019                     1,378,094
        740,000  8.50% due 2/15/2020                      1,008,423
        700,000  8.875% due 2/15/2019                       966,437
                 U.S. Treasury Notes
      1,300,000  4.875% due 8/31/2008                     1,303,605
      1,500,000  4.875% due 8/15/2016                     1,528,359

                                                          7,926,442

                Total U.S. Government Securities         14,368,803
                (Cost $14,233,576)

Commercial Paper - 6.7%
Finance Companies - 0.6%
        750,000  Barton Capital LLC                   $     748,141
                 5.25% due 10/17/2006(2)

Financial-Banks - 3.9%
      2,000,000  Dexia Delaware LLC                       1,996,510
                 5.235% due 10/12/2006(2)
      2,500,000  Dresdner U.S. Finance                    2,495,633
                 5.24% due 10/12/2006(2)

                                                          4,492,143

Food and Beverage - 2.2%
      2,500,000  Coca-Cola Enterprises, Inc.              2,495,667
                 5.20% due 10/12/2006(2)

                Total Commercial Paper                    7,735,951
                (Cost $7,735,951)

Repurchase Agreement - 10.0%
     11,512,000  State Street Bank and Trust Co.      $  11,512,000
                 repurchase agreement,
                 dated 9/29/2006, maturity
                 value $11,516,873 at
                 5.08%, due 10/2/2006(2)(3)
                 (Cost $11,512,000)

Total Investments - 115.1%                              132,104,332
(Cost $132,320,863)
Payables for Mortgage Pass-Throughs
 Delayed Delivery Securities(2) - (6.4)%                 -7,319,052
Liabilities in Excess of Cash, Receivables
 and Other Assets - (8.7)%                               -9,990,548

Net Assets - 100%                                     $ 114,794,732


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $5,121,482 representing 4.5% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(2)  Securities are segregated to cover forward mortgage purchases.
(3)  The repurchase agreement is fully collateralized by $11,445,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $11,745,431.
Glossary of Terms:
    TBA - To Be Announced.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $        999,448
Gross unrealized depreciation .................       (1,215,978)
					          --------------
Net unrealized depreciation ................... $       (216,530)
                                                  ==============
-------------------------------------------------------------------

The Guardian Low Duration Bond Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Principal                                                        Value
Amount

------------------------------------------------       ----------------
Asset Backed Securities - 21.7%
$      340,000        Ameriquest Mtg. Secs., Inc.      $        332,327
                      2003-5 A6
                      4.541% due 4/25/2033
       340,000        Bank One Issuance Tr.                     330,106
                      2003-A7 A7
                      3.35% due 3/15/2011
       520,000        Capital Auto Receivables Asset Tr.        521,196
                      2006-SN1A A3
                      5.31% due 10/20/2009+
       225,000        Capital One Multi-Asset Execution Tr.     219,215
                      2003-A4 A4
                      3.65% due 7/15/2011
       390,000        Carmax Auto Owner Tr.                     384,961
                      2005-1 A4
                      4.35% due 3/15/2010
       120,768        Caterpillar Financial Asset Tr.           119,300
                      2004-A A3
                      3.13% due 1/26/2009
       440,000        Chase Funding Mtg. Loan                   422,360
                      2004-1 1A6
                      4.266% due 6/25/2015
       324,175        Chase Manhattan Auto Owner Tr.            320,230
                      2003-A A4
                      2.06% due 12/15/2009
       350,000        CitiFinancial Mtg. Sec., Inc.             341,204
                      2003-3 AF5
                      4.553% due 8/25/2033
                      Countrywide Asset-Backed Certificates
       286,192        2004-10 AF3                               284,169
                      3.842% due 10/25/2030
       344,220        2004-S1 A2                                338,812
                      3.872% due 3/25/2020
       565,000        Ford Credit Auto Owner Tr.                558,403
                      2005-B A4
                      4.38% due 1/15/2010
       340,000        MBNA Credit Card Master Nt. Tr.           327,786
                      2003-A6 A6
                      2.75% due 10/15/2010
        90,711        Navistar Financial Corp. Owner Tr.         89,848
                      2004-A A3
                      2.01% due 8/15/2008
       510,000        Renaissance Home Equity Loan Tr.          502,228
                      2005-2 AF3
                      4.499% due 8/25/2035(1)
                      Residential Asset Mtg. Prods., Inc.
       510,000        2003-RZ4 A5                               502,267
                      4.66% due 2/25/2032
       145,581        2002-RS4 AI5                              144,993
                      5.663% due 8/25/2032

Principal                                                        Value
Amount

------------------------------------------------       ----------------
$      550,000        2003-RS3 AI4                     $        551,321
                      5.67% due 4/25/2033(2)
       203,756        2004-RS9 AII2                             204,188
                      5.67% due 5/25/2034(1)
       128,317        Residential Funding Mtg. Secs.            126,401
                      2003-HS3 AI2
                      3.15% due 7/25/2018
       450,000        Volkswagen Auto Lease Tr.                 446,532
                      2004-A A4A
                      3.09% due 8/20/2010
       587,000        World Omni Auto Receivables Tr.           574,399
                      2005-A A4
                      3.82% due 11/12/2011

              Total Asset Backed Securities                   7,642,246
              (Cost $7,670,701)

Collateralized Mortgage Obligations - 8.6%
                      FHLMC
       435,000        2598 QC                          $        428,171
                      4.50% due 6/15/2027
       267,225        1534 Z                                    262,953
                      5.00% due 6/15/2023
       244,631        2500 TD                                   244,445
                      5.50% due 2/15/2016
       120,022        20 H                                      120,157
                      5.50% due 10/25/2023
       235,554        1650 J                                    237,951
                      6.50% due 6/15/2023
                      FNMA
       303,566        2003-24 PU                                292,391
                      3.50% due 11/25/2015
       340,000        2005-39 CL                                336,731
                      5.00% due 12/25/2021
       443,000        2003-13 ME                                439,769
                      5.00% due 2/25/2026
        96,130        2002-55 PC                                 95,701
                      5.50% due 4/25/2026
        63,693        GNMA                                       62,304
                      2002-93 NV
                      4.75% due 2/20/2032
       206,476        J.P. Morgan Mtg. Tr.                      205,767
                      2005-S2 2A15
                      6.00% due 9/25/2035
       330,000        Wells Fargo Mtg.-Backed Secs. Tr.         321,834
                      2005-AR10 2A15
                      4.109% due 6/25/2035(1)

              Total Collateralized Mortgage Obligations       3,048,174
              (Cost $3,100,784)

Commercial Mortgage Backed Securities - 14.2%
                      Chase Comm'l. Mtg. Secs. Corp.
       585,141        1998-2 A2                        $        596,321
                      6.39% due 11/18/2030
       570,000        1997-1 C                                  571,280
                      7.37% due 6/19/2029

Principal                                                        Value
Amount

------------------------------------------------       ----------------
$      393,000        Comm'l. Mtg. Asset Tr.           $        405,283
                      1999-C1 A3
                      6.64% due 1/17/2032
       250,000        Crown Castle Towers LLC                   244,227
                      2005-1A AFX
                      4.643% due 6/15/2035+
                      GMAC Comm'l. Mtg. Secs., Inc.
       135,515        1997-C1 A3                                136,448
                      6.869% due 7/15/2029
       291,851        1999-C2 A2                                302,788
                      6.945% due 9/15/2033
                      Greenwich Capital Comm'l. Funding Corp.
        65,905        2004-GG1 A2                                65,282
                      3.835% due 6/10/2036
       336,000        2005-GG3 A2                               328,256
                      4.305% due 8/10/2042
       480,129        J.P. Morgan Chase Comm'l. Mtg.            461,896
                      2004-C1 A1
                      3.053% due 1/15/2038
       260,000        J.P. Morgan Comm'l. Mtg. Fin. Corp.       261,393
                      1997-C5 B
                      7.159% due 9/15/2029
                      LB UBS Comm'l. Mtg. Tr.
       250,000        2003-C1 A2                                243,470
                      3.323% due 3/15/2027
        54,509        2001-C3 A1                                 55,497
                      6.058% due 6/15/2020
       363,625        2000-C5 A1                                366,549
                      6.41% due 12/15/2019
       485,000        Morgan Stanley Capital I                  502,971
                      1999-RM1 E
                      7.22% due 12/15/2031(1)
       454,825        Salomon Brothers Mtg. Secs. VII, Inc.     460,240
                      2001-C2 A2
                      6.168% due 2/13/2010

              Total Commercial Mortgage Backed Securities     5,001,901
              (Cost $5,102,566)

Corporate Bonds - 30.4%
Automotive - 2.0%
       500,000        Daimler Chrysler NA Hldg.        $        495,050
                      4.75% due 1/15/2008
       200,000        Ford Motor Credit Co.                     199,863
                      6.50% due 1/25/2007

                                                                694,913

Chemicals - 3.2%
       300,000        ICI Wilmington                            303,933
                      7.05% due 9/15/2007
       200,000        Lyondell Chemical Co.                     204,500
                      10.875% due 5/1/2009
       300,000        Potash Corp. Saskatchewan                 303,525
                      7.125% due 6/15/2007

Principal                                                        Value
Amount

------------------------------------------------       ----------------
$      328,000        Praxair, Inc.                    $        326,625
                      4.75% due 7/15/2007

                                                              1,138,583

Electric - 0.8%
       300,000        Pepco Holdings, Inc.                      299,930
                      5.50% due 8/15/2007

Energy - 0.7%
       256,500        RAS Laffan Liquefied Natural Gas          248,436
                      3.437% due 9/15/2009+

Entertainment - 1.1%
       400,000        AOL Time Warner, Inc.                     401,568
                      6.15% due 5/1/2007

Finance Companies - 3.4%
       500,000        General Electric Capital Corp.            492,908
                      3.50% due 8/15/2007
       300,000        Istar Financial, Inc.                     307,378
                      7.00% due 3/15/2008
       400,000        Residential Capital Corp.                 401,565
                      6.125% due 11/21/2008

                                                              1,201,851

Financial-Banks - 0.8%
       300,000        Popular NA, Inc.                          291,745
                      3.875% due 10/1/2008

Insurance - 1.7%
       300,000        UnitedHealth Group, Inc.                  295,012
                      3.375% due 8/15/2007
       300,000        WellPoint, Inc.                           294,186
                      3.75% due 12/14/2007

                                                                589,198

Lodging - 0.9%
       300,000        Starwood Hotels & Resorts                 301,875
                      7.375% due 5/1/2007

Media-Cable - 0.9%
       300,000        Comcast Corp.                             309,632
                      7.625% due 4/15/2008

Media-NonCable - 0.8%
       300,000        Scholastic Corp.                          299,581
                      5.75% due 1/15/2007

Metals and Mining - 1.5%
       500,000        Steel Dynamics, Inc.                      517,500
                      9.50% due 3/15/2009

Natural Gas-Pipelines - 2.5%
       500,000        Enterprise Prod. Operating LP             492,396
                      4.00% due 10/15/2007
       400,000        Sempra Energy                             398,061
                      4.621% due 5/17/2007

                                                                890,457


Principal                                                        Value
Amount

------------------------------------------------       ----------------
Paper and Forest Products - 0.8%
$      300,000        Packaging Corp. of America       $        294,471
                      4.375% due 8/1/2008

Real Estate Investment Trusts - 0.9%
       300,000        EOP Operating LP                          302,525
                      6.763% due 6/15/2007

Retailers - 2.6%
       300,000        CVS Corp.                                 294,967
                      3.875% due 11/1/2007
       305,000        Federated Dept. Stores                    311,049
                      6.625% due 9/1/2008
       300,000        J. C. Penney Corp., Inc.                  303,088
                      6.50% due 12/15/2007

                                                                909,104

Services - 1.0%
       350,000        GTECH Holdings Corp.                      351,523
                      4.75% due 10/15/2010

Supermarkets - 0.9%
       300,000        Safeway, Inc.                             304,611
                      7.00% due 9/15/2007

Transportation Services - 0.8%
       300,000        FedEx Corp.                               295,948
                      2.65% due 4/1/2007

Utilities-Electric and Water - 1.7%
       289,000        American Electric Power                   287,026
                      4.709% due 8/16/2007(1)
       300,000        Tampa Electric                            299,744
                      5.375% due 8/15/2007

                                                                586,770

Wireline Communications - 1.4%
       500,000        Sprint Capital Corp.                      500,536
                      6.00% due 1/15/2007

              Total Corporate Bonds                          10,730,757
              (Cost $10,775,084)

Sovereign Debt Security - 0.8%
       300,000        United Mexican States            $        295,950
                      4.625% due 10/8/2008
                      (Cost $296,236)

U.S. Government Securities - 22.6%
U.S. Government Agency Securities - 18.9%
                      FHLMC
       585,000        3.15% due 12/16/2008             $        562,989
       554,000        3.50% due 5/19/2008                       541,147
     1,380,000        4.00% due 12/15/2009                    1,341,862
       815,000        5.25% due 5/21/2009                       820,925
                      FNMA
       165,000        3.75% due 3/18/2010(2)                    160,391
       920,000        3.875% due 2/15/2010                      890,928
       520,000        4.50% due 12/1/2009                       510,678
     1,800,000        5.125% due 4/15/2011                    1,815,865

                                                              6,644,785


Principal                                                        Value
Amount

------------------------------------------------       ----------------
U.S. Treasury Notes - 3.7%
                      U.S. Treasury Notes
$      890,000        4.50% due 11/15/2010             $        886,940
        20,000        4.875% due 5/15/2009                       20,116
       400,000        4.875% due 8/15/2009                      402,719

                                                              1,309,775

              Total U.S. Government Securities                7,954,560
              (Cost $7,941,358)

Repurchase Agreement - 2.2%
       785,000        State Street Bank and Trust Co.  $        785,000
                      repurchase agreement,
                      dated 9/29/2006, maturity
                      value $785,332 at
                      5.08%, due 10/2/2006(3)
                      (Cost $785,000)

Total Investments - 100.5%                                   35,458,588
(Cost $35,671,729)
Liabilities in Excess of Cash, Receivables and Other Asset     -170,150

Net Assets - 100%                                      $     35,288,438

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $1,013,859 representing 2.9% of net assets of which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)  Floating rate note. The rate shown is the rate in effect at 9/30/2006.
(2)  Step-up bond.
(3) The repurchase agreement is fully collateralized by $785,000 in U.S. Government Agency 5.00%, due 4/15/2015, with a value of $805,606.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $         95,104
Gross unrealized depreciation .................         (308,245)
					          --------------
Net unrealized depreciation ................... $       (213,141)
                                                  ==============
-------------------------------------------------------------------

The Guardian High Yield Bond Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
Corporate Bonds - 88.6%
Aerospace and Defense - 2.4%
                      Comm. & Power Inds., Inc.
$      671,000        Sr. Sub. Nt.              B2/B-  $        671,000
                      8.00% due 2/1/2012
                      DRS Technologies, Inc.
       320,000        Sr. Sub. Nt.               B3/B           324,800
                      7.625% due 2/1/2018
                      L-3 Comms. Corp.
       404,000        Sr. Sub. Nt.             Ba3/BB+          392,890
                      6.125% due 7/15/2013
       200,000        Sr. Sub. Nt.             Ba3/BB+          194,500
                      6.375% due 10/15/2015
                      Transdigm, Inc.
       400,000        Sr. Sub. Nt.+             B3/B-           403,000
                      7.75% due 7/15/2014

                                                              1,986,190

Automotive - 9.1%
                      Ford Motor Credit Co.
       800,000        Nt.                        B1/B           775,445
                      6.75% due 8/15/2008
     1,400,000        Sr. Nt.                    B1/B         1,320,306
                      7.25% due 10/25/2011
       538,000        Sr. Nt.+                   B1/B           555,471
                      9.75% due 9/15/2010
       570,000        Sr. Nt.                    B1/B           589,843
                      9.875% due 8/10/2011
                      General Motors Acceptance
                      Corp.
       400,000        Nt.                       Ba1/BB          399,544
                      6.15% due 4/5/2007
     3,060,000        Nt.                       Ba1/BB        2,987,340
                      6.75% due 12/1/2014
                      Keystone Automotive Operations
       400,000        Sr. Sub. Nt.             Caa1/B-          376,000
                      9.75% due 11/1/2013
                      United Components, Inc.
       400,000        Sr. Sub. Nt.             Caa1/B-          396,000
                      9.375% due 6/15/2013

                                                              7,399,949

Building Materials - 1.0%
                      Norcraft Cos. Fin.
       500,000        Sr. Sub. Nt.              B1/B-           506,875
                      9.00% due 11/1/2011
                      U.S. Concrete, Inc.
       300,000        Sr. Sub Nt.+              B2/B-           288,375
                      8.375% due 4/1/2014

                                                                795,250

Chemicals - 4.5%
                      Equistar Chemicals LP
     1,185,000        Sr. Nt.                   B1/BB-        1,254,619
                      10.125% due 9/1/2008
                      Koppers, Inc.
       398,000        Sr. Nt.                    B2/B           430,835
                      9.875% due 10/15/2013
                      Lyondell Chemical Co.
       125,000        Sr. Nt.                   B1/B+           126,562
                      8.00% due 9/15/2014

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
$    1,502,000        Sr. Sub. Nt.               B2/B  $      1,535,795
                      10.875% due 5/1/2009
                      Nell AF SARL
       300,000        Sr. Nt.+                  B2/B-           297,750
                      8.375% due 8/15/2015

                                                              3,645,561

Construction Machinery - 2.2%
                      Ashtead Capital, Inc.
       300,000        Nt.+                       B3/B           312,000
                      9.00% due 8/15/2016
                      Ashtead Hldgs. PLC
       200,000        Sr. Nt.+                   B3/B           203,000
                      8.625% due 8/1/2015
                      Terex Corp.
       285,000        Sr. Sub. Nt.              B1/B+           300,319
                      9.25% due 7/15/2011
                      United Rentals NA, Inc.
       960,000        Sr. Sub. Nt.               B3/B           945,600
                      7.75% due 11/15/2013

                                                              1,760,919

Consumer Products - 1.6%
                      Elizabeth Arden, Inc.
       410,000        Sr. Sub. Nt.              B1/B-           401,800
                      7.75% due 1/15/2014
                      Jafra Cosmetics
       539,000        Sr. Sub. Nt.              B1/B-           578,077
                      10.75% due 5/15/2011
                      Riddell Bell Hldgs., Inc.
       360,000        Sr. Sub. Nt.              B3/B-           352,800
                      8.375% due 10/1/2012

                                                              1,332,677

Electric - 7.8%
                      Mission Energy Hldg.
     1,170,000        Sr. Sec. Nt.               B2/B         1,306,012
                      13.50% due 7/15/2008
                      Nevada Power Co.
       515,000        Mtg. Nt. Ser. L          Ba1/BB+          512,681
                      5.875% due 1/15/2015
       300,000        Mtg. Nt. Ser. N+         Ba1/BB+          310,051
                      6.65% due 4/1/2036
                      NRG Energy, Inc.
       500,000        Sr. Nt.                   B1/B-           496,875
                      7.375% due 2/1/2016
                      Reliant Resources, Inc.
       400,000        Sr. Sec. Nt.               B2/B           415,000
                      9.50% due 7/15/2013
                      Sierra Pacific Resources
     1,600,000        Sr. Nt.                    B1/B         1,727,547
                      8.625% due 3/15/2014
                      TECO Energy, Inc.
       202,000        Sr. Nt.                   Ba2/BB          207,050
                      6.75% due 5/1/2015
     1,295,000        Nt.                       Ba2/BB        1,340,325
                      7.00% due 5/1/2012

                                                              6,315,541

Energy - 5.8%
                      Allis-Chalmers Energy, Inc.
       250,000        Sr. Nt.+                  B3/B-           250,625
                      9.00% due 1/15/2014

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
                      Basic Energy Services, Inc.
$      200,000        Sr. Nt.+                   B1/B  $        193,000
                      7.125% due 4/15/2016
                      Belden & Blake Corp.
       200,000        Sr. Sec. Nt.             Caa2/CCC+        205,500
                      8.75% due 7/15/2012
                      Chaparral Energy, Inc.
       590,000        Sr. Nt.                  B3/CCC+          585,575
                      8.50% due 12/1/2015
                      Chesapeake Energy Corp.
       318,000        Sr. Nt.                   Ba2/BB          303,690
                      6.375% due 6/15/2015
       300,000        Sr. Nt.                   Ba2/BB          306,375
                      7.625% due 7/15/2013
                      Dresser, Inc.
       447,000        Sr. Nt.                  B3/CCC+          468,791
                      10.125% due 4/15/2011
                      Encore Acquisition Co.
       600,000        Sr. Sub. Nt.               B1/B           577,500
                      7.25% due 12/1/2017
                      Hanover Compressor Co.
       100,000        Sr. Nt.                    B2/B           100,000
                      7.50% due 4/15/2013
                      Hilcorp Energy I LP
       200,000        Sr. Nt.+                   B3/B           206,500
                      9.00% due 6/1/2016
                      Pioneer Natural Resource Co.
       600,000        Sr. Nt.                  Ba1/BB+          599,577
                      6.875% due 5/1/2018
                      Pride Int'l., Inc.
       219,000        Sr. Nt.                  Ba2/BB-          225,570
                      7.375% due 7/15/2014
                      Western Oil Sands, Inc.
       298,000        Sr. Sec Nt.              Ba3/BB+          319,605
                      8.375% due 5/1/2012
                      Whiting Petroleum Corp.
       400,000        Sr. Sub. Nt.               B1/B           390,000
                      7.00% due 2/1/2014

                                                              4,732,308

Entertainment - 0.5%
                      Intrawest Corp.
       350,000        Sr. Nt.                   B1/B+           375,813
                      7.50% due 10/15/2013

Environmental - 0.4%
                      Allied Waste NA, Inc.
       335,000        Sr. Nt.                   B2/BB-          342,538
                      7.875% due 4/15/2013

Financial-Other - 0.1%
                      FTI Consulting, Inc.
       100,000        Sr. Nt.+                  Ba2/B+          101,000
                      7.75% due 10/1/2016

Food and Beverage - 3.8%
                      ASG Consolidated LLC
       550,000        Sr. Disc. Nt.(1)          B3/B-           478,500
                      0/11.50% due 11/1/2011
                      Constellation Brands, Inc.
       600,000        Sr. Nt.                   Ba2/BB          606,750
                      7.25% due 9/1/2016

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
                      Dean Foods Co.
$      600,000        Sr. Nt.                  Ba2/BB- $        600,000
                      7.00% due 6/1/2016
                      Del Monte Corp.
       618,000        Sr. Sub. Nt.               B2/B           596,370
                      6.75% due 2/15/2015
                      Michael Foods, Inc.
       808,000        Sr. Sub. Nt.              B3/B-           824,160
                      8.00% due 11/15/2013

                                                              3,105,780

Gaming - 3.3%
                      Boyd Gaming Corp.
       600,000        Sr. Sub. Nt.              Ba3/B+          586,500
                      6.75% due 4/15/2014
       400,000        Sr. Sub. Nt.              Ba3/B+          387,000
                      7.125% due 2/1/2016
                      MGM MIRAGE, Inc.
       500,000        Sr. Nt.                   Ba2/BB          480,000
                      6.625% due 7/15/2015
       400,000        Sr. Nt.                   Ba2/BB          425,500
                      8.50% due 9/15/2010
                      Pokagon Gaming Authority
       200,000        Sr. Nt.+                   B3/B           213,250
                      10.375% due 6/15/2014
                      Station Casinos
       400,000        Sr. Sub. Nt.              Ba3/B+          375,000
                      6.875% due 3/1/2016
                      Turning Stone Resort Casino
       200,000        Sr. Nt.+                  Ba3/B+          202,000
                      9.125% due 9/15/2014

                                                              2,669,250

Health Care - 4.9%
                      Coventry Health Care, Inc.
       618,000        Sr. Nt.                  Ba1/BBB-         613,269
                      6.125% due 1/15/2015
                      Fisher Scientific Int'l., Inc.
       800,000        Sr. Sub. Nt.             Ba2/BB+          794,000
                      6.125% due 7/1/2015
                      Fresenius Medical Care
       570,000        Capital Tr.               B1/B+           584,962
                      7.875% due 6/15/2011
                      HCA, Inc.
       600,000        Sr. Nt.                  Ba2/BB+          507,750
                      6.30% due 10/1/2012
       400,000        Sr. Nt.                  Ba2/BB+          350,500
                      6.95% due 5/1/2012
                      HealthSouth Corp.
       400,000        Sr. Nt.+                 Caa1/CCC+        408,500
                      10.75% due 6/15/2016
                      IASIS Healthcare LLC
       400,000        Sr. Sub. Nt.              B3/B-           387,000
                      8.75% due 6/15/2014
                      Triad Hospitals, Inc.
       400,000        Sr. Sub. Nt.              B2/B+           388,500
                      7.00% due 11/15/2013

                                                              4,034,481

Home Construction - 0.8%
                      K. Hovnanian Enterprises, Inc.
       400,000        Sr. Sub. Nt.              Ba2/B+          366,000
                      7.75% due 5/15/2013

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
$      100,000        Sr. Nt.                   Ba1/BB $         99,250
                      8.625% due 1/15/2017
                      Meritage Homes Corp.
       200,000        Sr. Nt.                  Ba2/BB-          170,000
                      6.25% due 3/15/2015

                                                                635,250

Insurance - 0.5%
                      UnumProvident Finance Co.
       400,000        Sr. Nt.+                 Ba1/BB+          410,499
                      6.85% due 11/15/2015

Lodging - 1.1%
                      Host Marriott LP
       900,000        Sr. Nt. Ser. O            Ba2/BB          873,000
                      6.375% due 3/15/2015

Media-Cable - 4.4%
                      Cablevision Systems Corp.
       510,000        Sr. Nt.                   B3/B+           516,375
                      8.00% due 4/15/2012
                      Charter Comm. Hldgs. II
     1,272,000        Sr. Nt.                  Caa2/CCC-      1,297,440
                      10.25% due 9/15/2010
                      Charter Comm. Operating LLC
       372,000        Sr. Nt.+                  B3/B-           374,790
                      8.00% due 4/30/2012
                      CSC Hldgs., Inc.
       400,000        Sr. Nt. Ser. B            B2/B+           410,500
                      7.625% due 4/1/2011
                      Insight Comm., Inc.
       515,000        Sr. Disc. Nt.            B3/CCC+          545,900
                      12.25% due 2/15/2011
                      Insight Midwest LP
       373,000        Sr. Nt.                    B2/B           386,055
                      10.50% due 11/1/2010
                      NTL Cable PLC
        50,000        Sr. Nt.                   B2/B-            51,625
                      9.125% due 8/15/2016

                                                              3,582,685

Media-NonCable - 5.6%
                      Block Comm., Inc.
       400,000        Sr. Nt.+                  B1/B-           390,000
                      8.25% due 12/15/2015
                      CMP Susquehanna Corp.
       200,000        Sr. Sub. Nt.+             B3/CCC          188,000
                      9.875% due 5/15/2014
                      Dex Media East LLC
       351,000        Sr. Sub. Nt.               B2/B           391,803
                      12.125% due 11/15/2012
                      DirecTV Hldgs. Fin.
       388,000        Sr. Nt.                  Ba3/BB-          364,720
                      6.375% due 6/15/2015
        96,000        Sr. Nt.                  Ba3/BB-           99,480
                      8.375% due 3/15/2013
                      EchoStar DBS Corp.
       365,000        Sr. Nt.                  Ba3/BB-          355,419
                      6.375% due 10/1/2011
       295,000        Sr. Nt.                  Ba3/BB-          280,619
                      6.625% due 10/1/2014
                      Houghton Mifflin Co.
       500,000        Sr. Sub. Nt.             B3/CCC+          528,750
                      9.875% due 2/1/2013

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
                      Hughes Network Systems LLC/
                      HNS Finance               B1/B-  $        103,000
$      100,000        Sr. Nt.+
                      9.50% due 4/15/2014
                      Mediacom Broadband LLC
       200,000        Sr. Nt.+                   B2/B           198,750
                      8.50% due 10/15/2015
                      Nielsen Finance LLC
       400,000        Sr. Nt.+                 B3/CCC+          413,500
                      10.00% due 8/1/2014
                      R.H. Donnelley Corp.
       140,000        Sr. Disc. Nt. Ser.  A-1    B3/B           127,750
                      6.875% due 1/15/2013
       260,000        Sr. Disc. Nt. Ser.  A-2    B3/B           237,250
                      6.875% due 1/15/2013
                      R.H. Donnelley Fin. Corp I
       465,000        Sr. Sub. Nt.               B2/B           511,500
                      10.875% due 12/15/2012
                      Radio One, Inc.
       400,000        Sr. Sub. Nt.               B1/B           364,000
                      6.375% due 2/15/2013

                                                              4,554,541

Natural Gas-Distributors - 1.0%
                      Amerigas Partners LP
       800,000        Sr. Nt.                   B1/NR           788,000
                      7.125% due 5/20/2016

Natural Gas-Pipelines - 4.6%
                      Atlas Pipeline Partners LP
       200,000        Sr. Nt.                   B2/B+           203,500
                      8.125% due 12/15/2015
                      Colorado Interstate Gas Co.
       800,000        Sr. Nt.                   Ba1/B+          806,234
                      6.80% due 11/15/2015
                      El Paso Natural Gas
       300,000        Sr. Nt. Ser. A            Ba1/B+          309,000
                      7.625% due 8/1/2010
                      El Paso Performance-Linked Tr.
       200,000        Nt.+                      B2/B+           205,500
                      7.75% due 7/15/2011
                      Kinder Morgan, Inc.
       600,000        Sr. Nt.                  Baa2/BBB         600,491
                      6.50% due 9/1/2012
                      MarkWest Energy Partners LP
       600,000        Sr. Nt.+                   B2/B           604,500
                      8.50% due 7/15/2016
                      SemGroup LP
       400,000        Sr. Nt.+                  B1/NR           403,500
                      8.75% due 11/15/2015
                      Williams Cos., Inc.
       600,000        Sr. Nt.                  Ba2/BB-          600,000
                      7.75% due 6/15/2031

                                                              3,732,725

Noncaptive Consumer - 0.7%
                      ACE Cash Express, Inc.
       100,000        Sr. Nt.+                 Caa1/B-          101,250
                      10.25% due 10/1/2014
                      Dollar Financial Group, Inc.
       414,000        Sr. Nt.                   B3/B+           451,650
                      9.75% due 11/15/2011

                                                                552,900


Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
Packaging - 2.0%
                      Crown Americas
$      800,000        Sr. Nt.                    B1/B  $        810,000
                      7.75% due 11/15/2015
                      Owens-Brockway Glass
                      Container
       400,000        Sr. Sec. Nt.             Ba2/BB-          411,000
                      7.75% due 5/15/2011
       373,000        Sr. Sec. Nt.             Ba2/BB-          383,257
                      8.875% due 2/15/2009

                                                              1,604,257

Paper and Forest Products - 4.8%
                      Abitibi-Consolidated, Inc.
     1,000,000        Sr. Nt.                   B2/B+           812,500
                      6.00% due 6/20/2013
       500,000        Nt.                       B2/B+           496,250
                      8.55% due 8/1/2010
                      Bowater, Inc.
       400,000        Nt.                       B2/B+           355,000
                      6.50% due 6/15/2013
                      Caraustar Inds., Inc.
       600,000        Nt.                       B3/B+           564,000
                      7.375% due 6/1/2009
                      Graphic Packaging Int'l., Inc.
     1,022,000        Sr. Sub. Nt.              B3/B-         1,044,995
                      9.50% due 8/15/2013
                      Jefferson Smurfit Corp.
       400,000        Sr. Nt.                  B2/CCC+          369,000
                      7.50% due 6/1/2013
                      Millar Western Forest
       298,000        Sr. Nt.                   B2/B-           247,340
                      7.75% due 11/15/2013

                                                              3,889,085

Retailers - 1.0%
                      Bon-Ton Dept. Stores, Inc.
       400,000        Sr. Nt.                   B3/B-           389,000
                      10.25% due 3/15/2014
                      Rent-A-Center
       400,000        Sr. Sub. Nt. Ser. B      Ba3/BB-          402,000
                      7.50% due 5/1/2010

                                                                791,000

Services - 2.0%
                      Autonation, Inc.
       100,000        Sr. Nt.+                 Ba2/BB+           99,750
                      7.00% due 4/15/2014
        50,000        Sr. Nt.+(2)              Ba2/BB+           50,625
                      7.507% due 4/15/2013
                      Education Management LLC
       500,000        Sr. Nt.+                 B2/CCC+          505,000
                      8.75% due 6/1/2014
       400,000        Sr. Sub. Nt.+            Caa1/CCC+        409,000
                      10.25% due 6/1/2016
                      TDS Investor Corp.
       600,000        Sr. Nt.+(2)              Caa1/B-          576,000
                      10.023% due 9/1/2014

                                                              1,640,375


Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
Supermarkets - 0.6%
                      Delhaize America, Inc.
$      400,000        Debt.                    Ba1/BB+ $        468,556
                      9.00% due 4/15/2031

Technology - 2.6%
                      Activant Solutions, Inc.
       200,000        Sr. Sub. Nt.+            Caa1/CCC+        185,000
                      9.50% due 5/1/2016
                      Iron Mountain, Inc.
       700,000        Sr. Sub. Nt.               B3/B           715,750
                      8.625% due 4/1/2013
                      Nortel Networks Ltd.
       200,000        Sr. Nt.+(2)               B3/B-           206,500
                      9.73% due 7/15/2011
       200,000        Sr. Nt.+                  B3/B-           214,000
                      10.75% due 7/15/2016
                      Solectron Global Fin. Ltd.
       400,000        Sr. Sub. Nt.              B3/B-           396,000
                      8.00% due 3/15/2016
                      SunGard Data Systems, Inc.
       200,000        Sr. Nt.                  Caa1/B-          207,000
                      9.125% due 8/15/2013
                      Xerox Corp.
       240,000        Sr. Nt.                  Ba1/BB+          238,800
                      6.40% due 3/15/2016

                                                              2,163,050

Tobacco - 0.7%
                      Reynolds American, Inc.
       600,000        Sr. Sec. Nt.+             Ba3/BB          617,417
                      7.25% due 6/1/2013

Transportation - 1.3%
                      Avis Budget Car Rental LLC
       100,000        Sr. Nt.+                 Ba3/BB-           97,000
                      7.625% due 5/15/2014
       300,000        Sr. Nt.+                 Ba3/BB-          290,250
                      7.75% due 5/15/2016
       100,000        Sr. Nt.+(2)              Ba3/BB-           98,000
                      7.905% due 5/15/2014
                      OMI Corp.
       600,000        Sr. Nt.                   B1/B+           606,000
                      7.625% due 12/1/2013

                                                              1,091,250

Wireless Communications - 3.6%
                      Centennial Cell Comm. Corp.
       300,000        Sr. Nt.                   B2/CCC          318,750
                      10.125% due 6/15/2013
                      Inmarsat Fin. PLC
       310,000        Sr. Nt.                   Ba3/B+          319,300
                      7.625% due 6/30/2012
                      Intelsat Bermuda Ltd.
       100,000        Sr. Nt.+                  B2/B+           105,125
                      9.25% due 6/15/2016
                      Nextel Comm., Inc.
     1,000,000        Sr. Nt. Ser. D           Baa3/BBB+      1,031,739
                      7.375% due 8/1/2015
                      Panamsat Corp.
       500,000        Sr. Nt.+                   B2/B           515,000
                      9.00% due 6/15/2016

Principal                                       Rating           Value
Amount                                         Moody's/
                                                 S&P*
-----------------------------------------------------------------------
                      Rogers Wireless, Inc.
$      580,000        Sr. Sub. Nt.              B1/B+  $        616,250
                      8.00% due 12/15/2012

                                                              2,906,164

Wireline Communications - 3.9%
                      Citizens Comm. Co.
       400,000        Sr. Nt.                  Ba2/BB+          441,000
                      9.25% due 5/15/2011
                      Nordic Telephone Co. Hldgs.
       200,000        Sr. Nt.+                   B2/B           210,250
                      8.875% due 5/1/2016
                      Qwest Corp.
       270,000        Sr. Nt.+                  Ba2/BB          278,775
                      7.50% due 10/1/2014
       500,000        Sr. Nt.                   Ba2/BB          518,750
                      7.625% due 6/15/2015
       885,000        Sr. Nt.                   Ba2/BB          929,250
                      7.875% due 9/1/2011
                      U.S. West Comm.
       480,000        Debt.                     Ba2/BB          500,400
                      8.875% due 6/1/2031
                      Windstream Corp.
       300,000        Sr. Nt.+                 Ba3/BB-          321,000
                      8.625% due 8/1/2016

                                                              3,199,425

                      Total Corporate Bonds                  72,097,436
                      (Cost $71,461,598)

Indexed Securities - 3.1%
                      Dow Jones Credit Default Index
$    1,258,000        Series HY-7-T2+           Ba3/NR $      1,251,710
                      7.125% due 12/29/2011
     1,258,000        Series HY-7-T3+           B3/NR         1,245,420
                      8.00% due 12/29/2011

                      Total Indexed Securities                2,497,130
                      (Cost $2,508,137)


Shares                                                           Value
-----------------------------------------------------------------------
Warrant - 0.0%
   330                XM Satellite Radio, Inc.         $          1,980
                      exp. 3/15/2010
                      (Cost $66,660)


Principal
Amount                                                           Value
-----------------------------------------------------------------------
Repurchase Agreement - 6.8%
$    5,523,000        State Street Bank and Trust Co.  $      5,523,000
                      repurchase agreement,
                      dated 9/29/2006, maturity
                      value $5,525,338 at
                      5.08%, due 10/2/2006(3)
                      (Cost $5,523,000)

Total Investments - 98.5%                                    80,119,546
(Cost $79,559,395)
Cash, Receivables, and Other Assets                           1,191,190
Less Liabilities - 1.5%

Net Assets - 100%                                      $     81,310,736

*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $14,613,633 representing 18.0% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)  Step-up bond.
(2)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(3) The repurchase agreement is fully collateralized by $5,490,000 in U.S. Government Agency,5.00%, due 4/15/2015, with a value of $5,634,113.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      1,437,721
Gross unrealized depreciation .................         (877,570)
					          --------------
Net unrealized appreciation ................... $        560,151
                                                  ==============
-------------------------------------------------------------------

The Guardian Tax-Exempt Fund

Schedule of Investments

September 30, 2006 (Unaudited)

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
Municipal Bonds - 100.1%
Alabama - 1.2%
                  Alabama 21st Century Auth.
                  Tobacco Settlement Rev.,
$     1,000,000   5.25% due 12/1/2009             Baa1/A- $      1,038,190
        160,000   5.75% due 12/1/2019             Baa1/A-          169,467

                                                                 1,207,657

Alaska - 2.8%
                  Northern Tobacco Securitization
                  Corp.
      1,500,000   AK Asset Bkd. Ser. A,           Baa3/NR        1,504,635
                  5.00% due 6/1/2032
      1,300,000   AK Asset Bkd.,                  Aaa/AAA        1,395,303
                  5.80% due 6/1/2010(1)

                                                                 2,899,938

Arizona - 4.2%
      1,500,000 Mesa Arizona Utility Sys. Rev.,   Aaa/AAA        1,602,465
                5.00% due 7/1/2027
      1,000,000 Phoenix, AZ G.O. Ser. B,          Aa1/AA+        1,092,900
                5.375% due 7/1/2020
      1,500,000 Salt River Proj., AZ Agric.       Aa1/AA         1,598,130
                Impt. & Pwr. Dist. Rev. Ser. A,
                5.00% due 1/1/2028

                                                                 4,293,495

Arkansas - 1.0%
      1,000,000 Arkansas St. G.O. Fed.            Aa2/AA         1,051,100
                Hwy. Grant Ser. A,
                5.50% due 8/1/2011

California - 7.4%
                  California St. Var. Purp. G.O.,
      1,500,000   5.00% due 3/1/2028               A1/A+         1,580,490
      2,000,000   5.25% due 11/1/2027              A1/A+         2,136,160
      1,500,000   Golden St. Tobacco              Aaa/AAA        1,570,740
                  Securitization Corp.
                  Rev. Ser. A,
                  5.00% due 6/1/2035
        750,000   Golden St. Tobacco             Baa3/BBB          780,277
                  Securitization Corp.
                  Ser. 2003 A-1,
                  5.00% due 6/1/2012
      1,500,000   Tobacco Securitization         Baa3/BBB        1,549,680
                  Auth. Northern CA Rev.
                  Ser. A-1,
                  5.375% due 6/1/2038

                                                                 7,617,347

Colorado - 4.6%
      1,000,000 Commerce City Colorado            Aaa/AAA        1,076,320
                Sales & Use Tax Rev.,
                5.00% due 8/1/2025
      1,500,000 North Metro Fire Rescue Dist.     Aaa/AAA        1,604,730
                Colorado G.O.,
                5.00% due 12/1/2027

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
$     1,895,000 West Metro Fire Protn. Dist.      Aaa/NR  $      2,079,421
                Colorado G.O.Ser. A,
                5.25% due 12/1/2026

                                                                 4,760,471

Connecticut - 2.9%
                  Connecticut St. Health &
                  Edl. Facs.  Auth. Rev.
        400,000   Yale Univ. Ser. V-1,            Aaa/AAA          400,000
                  3.75% due 7/1/2036(2)
      1,000,000   Yale Univ. Ser. V-2,            Aaa/AAA        1,000,000
                  3.75% due 7/1/2036(2)
      1,500,000   Greater New Haven Wtr.          Aaa/AAA        1,593,525
                  Pollution Ctrl. Auth.
                  Ser. A,
                  5.00% due 11/15/2030

                                                                 2,993,525

Delaware - 1.6%
      1,600,000 Delaware St. Hsg. Auth.           Aa2/NR         1,640,352
                Rev. AMT Sr. Single
                Family Mtg. Ser. C,
                5.00% due 7/1/2026

Florida - 1.5%
      1,500,000 Florida St. Brd. of Ed.           Aaa/AAA        1,596,240
                Lottery Rev. Ser. C,
                5.25% due 7/1/2016

Georgia - 1.0%
      1,000,000 Fulton Cnty., GA Dev.
                Auth. Rev. Georgia Tech.          Aa1/AA+        1,064,880
                Foundation Ser. A,
                5.125% due 11/1/2021

Indiana - 1.0%
      1,000,000 Indiana Hlth. Fac. Fin. Auth.     Aa2/AA         1,037,680
                Rev.Ascension Hlth. Ser. F,
                5.50% due 11/15/2008

Kansas - 1.3%
      1,300,000 Kansas St. Dev. Fin. Auth.        Aaa/AAA        1,399,099
                Lease Rev. Ser. G-1,
                5.125% due 4/1/2022

Kentucky - 1.3%
      1,250,000 Kentucky St. Ppty. & Bldgs.       Aaa/AAA        1,336,350
                Comm. Rev. Proj. No. 85,
                5.00% due 8/1/2025

Maryland - 1.7%
      1,500,000 Maryland St. Economic Dev.
                Corp. Student Hsg. Rev. Univ.      NR/NR         1,746,735
                MD College Park Proj.,
                6.50% due 6/1/2013(1)

Massachusetts - 9.1%
      1,500,000 Massachusetts St. College         Aaa/AAA        1,604,745
                Bldg. Auth. Proj. Rev. Ser A,
                5.00% due 5/1/2026

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
$     1,500,000 Massachusetts St. G.O. Cons.
                Ln. Ser. B,                       Aa2/AA  $      1,500,000
                3.82% due 3/1/2026(2)
      2,000,000 Massachusetts St. G.O.
                Cons. Ln. Ser. C,                 Aa2/AA         2,125,460
                5.00% due 9/1/2025
      1,500,000 Massachusetts St. Hsg.
                Fin. Agy. Rev. AMT                Aa2/AA         1,526,370
                Single Family Ser. 124,
                5.00% due 12/1/2031(3)
      1,500,000 Massachusetts St. Hsg.
                Fin. Agy. Ser. B,                 Aa3/AA-        1,554,930
                5.00% due 6/1/2030
      1,000,000 Massachusetts St. Wtr.            Aaa/AAA        1,057,610
                Resources Auth. Rev. Ser. A,
                5.00% due 8/1/2029

                                                                 9,369,115

Michigan - 1.7%
      1,675,000 Michigan Higher Ed. Student       Aaa/AAA        1,734,513
                Ln. Auth. Rev. AMT
                Ser. XVII-Q,
                5.00% due 3/1/2031

Minnesota - 3.0%
      1,500,000 Minnesota St. Hsg. Fin. Agy.      Aa1/AA+        1,540,020
                Rev.AMT Res. Hsg. Fin. Ser. I,
                5.05% due 7/1/2026
      1,500,000 Rochester, MN Waste               Aaa/AAA        1,601,955
                Wtr. Ser. A G.O.,
                5.00% due 2/1/2026

                                                                 3,141,975

Missouri - 1.1%
      1,000,000 Camdenton, MO Reorganized         Aaa/AAA        1,089,960
                Sch. Dist.  Ref. & Impt. G.O.,
                5.25% due 3/1/2024

Nebraska - 2.6%
      1,000,000 Lancaster Cnty. NE School Dist.   Aa1/AAA        1,064,390
                G.O. Lincoln Public Schools,
                5.00% due 1/15/2031
      1,500,000 Nebraska Pub. Pwr. Dist.          Aaa/AAA        1,592,220
                 Rev. Gen. Ser. C,
                5.00% due 1/1/2030

                                                                 2,656,610

Nevada - 1.3%
      1,300,000 Las Vegas Valley NV Wtr.          Aa2/AA+        1,300,000
                Dist. Wtr. Impt. G.O. Ser. B,
                3.86% due 6/1/2036(2)

New Hampshire - 1.5%
      1,500,000 New Hampshire St. Hsg. Fin.       Aa2/NR         1,535,490
                Auth. Rev. AMT Mtg.
                Acquisition Ser. E,
                5.00% due 7/1/2030

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
New Jersey - 1.8%
$     1,735,000 Tobacco Settlement Fin.          Baa3/BBB $      1,838,475
                Corp. NJ Asset Bkd.,
                5.50% due 6/1/2012

New York - 8.9%
      1,500,000 Long Island Pwr. Auth. NY         Aaa/AAA        1,595,610
                Elec. Sys. Rev. Gen.Ser. A,
                5.00% due 12/1/2026
      2,000,000 New York St. Environmental        Aaa/AAA        2,138,000
                Facs. Corp. Mun. Wtr. Fin.
                Ser. C,
                5.00% due 6/15/2025
      1,500,000 New York St. Urban                NR/AA-         1,550,475
                Dev. Corp. Ser. A,
                5.25% due 1/1/2009(4)
                  New York, NY G.O.
        700,000   Sub. Ser. E5                    Aa2/AAA          700,000
                  3.82% due 8/1/2015(2)
      1,500,000   Ser. G-MBIA                     Aaa/AAA        1,603,665
                  5.00% due 8/1/2023
      1,500,000   Ser. J Sub.Ser. J-1,            A1/AA-         1,577,340
                  5.00% due 6/1/2031

                                                                 9,165,090

North Carolina - 8.3%
      1,095,000 Appalachian St. Univ. NC          Aaa/NR         1,165,332
                Rev.  Ref.,
                5.00% due 7/15/2025
      1,500,000 North Carolina St.                Aa1/AAA        1,573,125
                Ref. G.O.,
                5.00% due 3/1/2010
      2,000,000 North Carolina St. Univ.,         Aaa/AAA        2,140,440
                NC Raleigh Rev. Gen. Ser. A,
                5.00% due 10/1/2024
      1,500,000 Raleigh NC Comb. Enterprise       Aa1/AAA        1,586,445
                Sys. Rev. Ser. A,
                5.00% due 3/1/2036
      1,975,000 Wilmington, NC Wtr. &             Aaa/AAA        2,088,582
                Swr. Sys. Rev. Ref.,
                5.00% due 6/1/2030

                                                                 8,553,924

Ohio - 2.1%
      1,000,000 Franklin Cnty. Ohio Cnvtn.        Aaa/AAA        1,078,900
                Facs. Ref. Tax &
                Lease Rev. Antic. Bds.,
                5.25% due 12/1/2016
      1,050,000 Univ. of Cincinnati, OH           Aaa/AAA        1,135,743
                Gen. Rcpts. Ser. A,
                5.50% due 6/1/2011

                                                                 2,214,643

Oregon - 3.0%
      1,500,000 Oregon St. Dept. Trans.           Aa2/AAA        1,595,445
                Hwy. Usertax Rev. Ser. A,
                5.00% due 11/15/2031

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
$     1,500,000 Oregon St. Hsg. & Cmnty.          Aa2/NR  $      1,546,335
                Svcs. Dept. Mtg. Rev. AMT
                Single Family Mtg. Ser. E,
                5.00% due 1/1/2025

                                                                 3,141,780

Pennsylvania - 1.6%
      1,500,000 Philadelphia PA. School           Aaa/AAA        1,659,075
                Dist. G.O. Ser. B,
                5.625% due 8/1/2012(1)

Puerto Rico - 7.7%
      1,500,000 Puerto Rico Comwlth.              Aaa/AAA        1,588,680
                Pub. Impt. G.O. Ser. A,
                5.00% due 7/1/2029
      2,000,000 Puerto Rico Comwlth.             Baa3/BBB+       2,115,920
                Hwy. & Transitional Auth.
                Rev. Ser. K,
                5.00% due 7/1/2019
      1,500,000 Puerto Rico Muni. Fin.            Aaa/AAA        1,587,645
                Agy. G.O. Ser. A,
                5.00% due 8/1/2030
      1,000,000 Puerto Rico Muni. Fin.            Aaa/AAA        1,079,960
                Agy. Ser. A,
                5.25% due 8/1/2021
      1,500,000 Puerto Rico Pub. Bldgs.          Baa3/BBB        1,636,950
                Auth. Rev. Gov't. Facs.Ser. I,
                5.50% due 7/1/2020

                                                                 8,009,155

South Carolina - 4.4%
      1,250,000 Charleston, SC Wtrwks.            Aa3/AA         1,335,537
                & Swr. Rev.,
                5.25% due 1/1/2018
      1,000,000 Mount Pleasant, SC Wtr. &         Aaa/AAA        1,082,900
                Swr. Rev. Ref. & Impt.,
                5.25% due 12/1/2019
      1,500,000 South Carolina Hsg. Fin.          Aaa/NR         1,545,855
                & Dev. Auth. Mtg. Rev.
                AMT Ser. A-2,
                5.05% due 7/1/2027
        500,000 Tobacco Settlement Rev.          Baa3/BBB          574,110
                Mgmt. Auth. SCSer. B,
                6.375% due 5/15/2030

                                                                 4,538,402

Tennessee - 2.9%
      1,250,000 Memphis Tennesee G.O.             Aaa/AAA        1,353,213
                Gen. Impt. Ser. A,
                5.00% due 11/1/2018
      1,500,000 Tennessee Energy Acquisition      Aa3/A+         1,684,950
                Corp. Gas Rev. Ser. A,
                5.25% due 9/1/2026

                                                                 3,038,163

Virginia - 4.3%
      1,180,000 Newport News, VA Gen.             Aa2/AA         1,267,332
                Impt. Ser. D,
                5.00% due 12/1/2022

                                                  Rating
     Principal                                   Moody's/           Value
     Amount                                        S&P*
------------------------------------------------ -------------------------
$     1,500,000 Tobacco Settlement Fin.
                Corp. VA Asset Bkd.,             Baa3/BBB $      1,575,735
                5.50% due 6/1/2026
      1,500,000 Upper Occoquan Swr. Auth.
                VA Reg. Rev. Ref.,                Aaa/AAA        1,606,215
                5.00% due 7/1/2023

                                                                 4,449,282

Washington - 1.3%
      1,250,000 Snohomish Cnty., WA               Aaa/AAA        1,347,438
                G.O. Ltd. Tax,
                5.375% due 12/1/2019

                  Total Municipal Bonds                        103,427,959
                  (Cost $101,105,918)

Total Investments - 100.1%                                     103,427,959
(Cost $101,105,918)
Liabilities in Excess of Cash, Receivables
and Other Assets - (0.1)%                                          -91,941

Net Assets - 100%                                         $    103,336,018


*  Unaudited.
(1)  Pre-refunded.
(2)  Variable rate demand notes.
(3)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(4)  The due date shown is the mandatory put date.
Glossary of Terms:
	AMT - Alternative Minimum Tax.
	G.O. - General Obligation.
	NR - Not Rated.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      2,393,505
Gross unrealized depreciation .................          (71,463)
					  	   --------------
Net unrealized appreciation ................... $      2,322,042
                                                  ==============
-------------------------------------------------------------------

The Guardian Cash Management Fund

Schedule of Investments

September 30, 2006 (Unaudited)

     Principal                                                 Value
     Amount
---------------------------------------------------------------------
Corporate Bonds - 11.3%
Capital Markets - 2.9%
$      1,200,000    Goldman Sachs Group LP          $       1,209,813
                    7.20% due 3/1/2007
       5,000,000    J.P. Morgan Chase                       5,022,639
                    6.875% due 1/15/2007
                    Morgan Stanley
       1,240,000    5.55% due 11/24/2006(1)                 1,240,359
       5,000,000    5.80% due 4/1/2007                      5,008,197

                                                           12,481,008

Computers and Peripherals - 1.1%
       4,669,000    IBM Corp.                               4,668,991
                    4.875% due 10/1/2006

Conglomerates - 1.2%
       5,000,000    General Electric Capital Corp.          4,967,242
                    2.80% due 1/15/2007

Diversified Financial Services - 0.2%
       1,005,000    Citigroup Global Markets                1,005,301
                    5.50% due 12/12/2006(1)

Financial - 0.4%
       1,462,000    Lehman Brothers Hldgs., Inc.            1,488,804
                    8.50% due 5/1/2007

Financial-Banks - 3.1%
       1,830,000    Banc One Corp                           1,852,299
                    7.60% due 5/1/2007
      10,000,000    Bank of America Corp.                  10,000,000
                    5.36% due 8/1/2007(1)
       1,500,000    NBD Bancorp, Inc.                       1,513,261
                    7.125% due 5/15/2007

                                                           13,365,560

Oil, Gas and Consumable Fuels - 2.4%
      10,000,000    Conoco Funding. Co.                    10,002,198
                    5.45% due 10/15/2006

     Total Corporate Bonds                                 47,979,104
     (Cost $47,979,104)

Certificates of Deposit - 4.3%
      10,000,000    Barclays Bank PLC                      10,000,205
                    5.33% due 12/20/2006
       3,475,000    HSBC Bank                               3,439,847
                    3.87% due 6/7/2007
       5,000,000    Wells Fargo Bank NA                     5,000,000
                    5.27% due 11/20/2006(1)

     Total Certificates of Deposit                         18,440,052
     (Cost $18,440,052)

U.S. Government Security - 1.2%
U.S. Government Agency Security - 1.2%
       5,000,000    FHLB                                    5,000,000
                    5.00% due 2/9/2007
                    (Cost $5,000,000)

     Principal                                                 Value
     Amount
---------------------------------------------------------------------
Commercial Paper - 64.3%
ASSET BACKED - 7.0%
$     10,000,000    Barton Capital LLC              $       9,963,542
                    5.25% due 10/25/2006(2)
      10,000,000    Govco, Inc.(2)                          9,965,000
                    5.25% due 10/24/2006
      10,000,000    Surrey Funding Corp.(2)                 9,985,333
                    5.28% due 10/10/2006

     TOTAL ASSET BACKED                                    29,913,875

FINANCIAL - 11.7%
Financial-Banks - 4.7%
      10,000,000    Societe Generale NA                     9,850,078
                    5.24% due 1/11/2007
      10,000,000    UBS Finance LLC                         9,985,389
                    5.26% due 10/10/2006

                                                           19,835,467

Financial-Other - 7.0%
      10,000,000    American Gen Fin                        9,842,200
                    5.26% due 1/16/2007
      10,000,000    Bear Stearns Co.,  Inc.                 9,985,305
                    5.29% due 10/10/2006
      10,000,000    Countrywide Fin. Corp.                  9,991,217
                    5.27% due 10/6/2006

                                                           29,818,722

     TOTAL FINANCIAL                                       49,654,189

INDUSTRIAL - 45.6%
Agricultural - 2.4%
      10,000,000    Cargill, Inc.(2)                        9,997,033
                    5.34% due 10/2/2006

Automotive - 7.0%
      10,000,000    American Honda Fin. Corp.               9,966,586
                    5.23% due 10/23/2006
      10,000,000    BMW US Capital LLC                      9,992,764
                    5.21% due 10/5/2006
      10,000,000    Toyota Motor Credit Corp.               9,992,722
                    5.24% due 10/5/2006

                                                           29,952,072

Chemicals - 2.3%
      10,000,000    Air Products & Chemicals, Inc.          9,985,500
                    5.22% due 10/10/2006

Computer Systems - 2.3%
      10,000,000    Dell, Inc.                              9,956,500
                    5.22% due 10/30/2006

Electronics and Instruments - 2.4%
      10,000,000    Sharp Electronics                       9,997,089
                    5.24% due 10/2/2006

Food and Beverage - 2.3%
      10,000,000    Coca-Cola Enterprises, Inc.             9,981,150
                    5.22% due 10/13/2006

Food Products - 1.2%
       5,000,000    Nestle Capital Corp.                    4,997,825
                    5.22% due 10/3/2006

     Principal                                                 Value
     Amount
---------------------------------------------------------------------
Machinery and Equipment - 2.3%
$     10,000,000    Caterpillar, Inc.               $       9,980,681
                    5.35% due 10/13/2006

Metals and Mining - 2.3%
      10,000,000    Alcoa, Inc.                             9,960,325
                    5.29% due 10/27/2006

Metals-Miscellaneous - 2.4%
      10,000,000    Rio Tinto Ltd.                          9,997,072
                    5.27% due 10/2/2006

Multi-Utilities - 1.6%
       7,000,000    Boston Edison Co.                       6,997,920
                    5.35% due 10/2/2006

Multiline Retail - 2.4%
      10,000,000    Target Corp.                            9,997,028
                    5.35% due 10/2/2006

Oil and Gas Services - 2.4%
      10,000,000    Koch Inds.(2)                           9,997,094
                    5.23% due 10/2/2006

Personal Products - 2.3%
      10,000,000    L'Oreal USA, Inc.                       9,975,208
                    5.25% due 10/17/2006

Pharmaceuticals - 2.3%
      10,000,000    Alcon Capital Corp.                     9,972,450
                    5.22% due 10/19/2006

Transportation Services - 1.8%
       7,729,000    Netjets, Inc.                           7,717,814
                    5.21% due 10/10/2006

Utilities-Electric and Water - 4.7%
      10,000,000    National Rural Utilities Coop. Fin.     9,962,084
                    5.25% due 10/26/2006
      10,000,000    Southern Co.                            9,972,397
                    5.23% due 10/19/2006

                                                           19,934,481

Conglomerates - 1.2%
       5,000,000    General Electric Capital Corp.          4,975,983
                    5.24% due 11/2/2006

     TOTAL INDUSTRIAL                                     194,373,225

     Total Commercial Paper                               273,941,289
     (Cost $273,941,289)

Taxable Municipal Securities - 19.4%
California - 3.6%
       7,465,000    California Housing Fin. Agency          7,465,000
                    5.39% due 2/1/2041(1)
       8,100,000    Sacramento Cnty., CA                    8,100,000
                    5.39% due 7/1/2022(1)

                                                           15,565,000

     Principal                                                 Value
     Amount
---------------------------------------------------------------------
Colorado - 2.7%
$     11,565,000    Colorado Housing & Fin. Auth.   $      11,565,000
                    5.39% due 11/01/2013 - 11/01/2033 (1)

Connecticut - 1.9%
       8,000,000    Connecticut St. Housing & Fin. Auth.    8,000,000
                    5.27% due 5/15/2032(1)

Michigan - 0.9%
       3,950,000    Michigan St. Housing Dev. Auth.         3,950,000
                    5.39% due 6/1/2030(1)

New York - 6.7%
      15,955,000    New York City Trans.                   15,955,000
                    5.39% due 5/1/2030(1)
       7,385,000    New York St. Dormitory Auth. Rev.       7,385,000
                    5.33% due 12/15/2014(1)
       5,000,000    Port Auth. of New York & New Jersey     5,002,011
                    5.50% due 8/15/2007

                                                           28,342,011

Utah - 3.6%
         900,000    Utah Housing Corp. Single                 900,000
                    Family Ser. C 3 Cl. I
                    5.39% due 7/1/2033(1)
       4,160,000    Utah Housing Corp. Single               4,160,000
                    Family Ser. D 3 Cl. I
                    5.39% due 7/1/2033(1)
       2,070,000    Utah Housing Corp. Single               2,070,000
                    Family Ser. D-2 Cl. I
                    5.39% due 1/1/2033(1)
       2,405,000    Utah Housing Corp. Single               2,405,000
                    Family Ser. E-2 Cl. I
                    5.39% due 1/1/2033(1)
       2,250,000    Utah St. Housing Fin.                   2,250,000
                    Agency Ser. F-3 Cl. I
                    5.39% due 1/1/2032(1)
       3,455,000    Utah St. Housing Fin.                   3,455,000
                    Agency Ser. G-3 Cl. I
                    5.39% due 7/1/2032(1)

                                                           15,240,000

     Total Taxable Municipal Securities                    82,662,011
     (Cost $82,662,011)

Repurchase Agreement - 0.2%
$        659,000    State Street Bank and Trust Co. $         659,000
                    repurchase agreement,
                    dated 9/29/06, maturity
                    value $659,279
                    5.08%, due 10/2/2006(3)
                    (Cost $659,000)

Total Investments - 100.7%                                428,681,456
(Cost $428,681,456)
Liabilities in Excess of Cash, Receivables
and Other Assets - (0.7)%                                  -2,973,709

Net Assets - 100%                                   $     425,707,747


(1)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $49,908,002 representing 11.7% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(3) The repurchase agreement is fully collateralized by $655,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $672,194.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Park Avenue Portfolio


Date:     October 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Park Avenue Portfolio


Date:     October 30, 2006





By:   /s/ John H. Walter
           --------------------------------
           John H. Walter
           Vice President and Treasurer of
           The Park Avenue Portfolio


Date:     October 30, 2006